                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996

                             FIXED INCOME PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                           MORTGAGE-BACKED SECURITIES
                              HIGH YIELD PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus as amended and supplemented to date is further amended and supplemented by replacing:

        Under the heading "ADDITIONAL INVESTMENT INFORMATION" on Page 27 under the subheading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS," the first two paragraphs are deleted and replaced with the following:

        FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In order to remain fully invested and to reduce transaction costs, each Portfolio, except the Money Market and Municipal Money Market Portfolios, may utilize appropriate futures contracts and options on futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in stocks directly, it is expected that the use of futures and options on futures contracts to facilitate cash flows may reduce a Portfolio's overall transaction costs.

        Each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into futures contracts and options on futures provided that not more than 5% of its total assets are required as deposit to secure obligations under such contracts, and provided further that not more than 20% of its total assets are invested, in the aggregate, in futures contracts and options on futures.
                                 --------------

    Add the following investment policies with respect to the FIXED INCOME AND GLOBAL FIXED INCOME PORTFOLIOS under the heading "ADDITIONAL INVESTMENT INFORMATION" on page 28 before the sub-heading "ADDITIONAL INVESTMENT INFORMATION -- REPURCHASE AGREEMENTS."

        OPTIONS TRANSACTIONS. The Fixed Income and Global Fixed Income Portfolios may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, a Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid assets to purchase the underlying security. Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other liquid assets equal to the exercise price of the option, or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

        When a Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

        A Portfolio will write covered put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the options at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position. The writer of a covered put option accepts the risk of a decline in the price of the underlying security.

        A Portfolio may also purchase put or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

        Other risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by the Portfolio and the price of options relating to the securities purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option. Options that are not traded on and exchange (OTC options) are often considered illiquid and may be difficult to value. In the opinion of the Adviser, the risk that the Portfolio will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market. For more detailed information about options transactions, see "Investment Objectives and Policies" in the Statement of Additional Information.
                                 --------------

    Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account");
    (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."
                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and its affiliates may purchase Class A shares subject to conditions, including lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account, containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          FIXED INCOME, GLOBAL FIXED INCOME, MUNICIPAL BOND, MORTGAGE-BACKED SECURITIES,
           HIGH YIELD, MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                                                          TIN                                SSN

                                                                 OR
                                                               TIN                                SSN

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as  payer)
                                 with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                 overpayment   of   taxes,   a   refund   may   be    obtained.
                                 You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                 because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION              Portfolio(s):                   / / Class A Shares $
      (Class A shares minimum    Fixed Income Portfolio          / / Class A Shares $  / / Class B Shares $
      $500,000 for each          Global Fixed Income Portfolio   / / Class A Shares $  / / Class B Shares $
      Portfolio and Class B      Municipal Bond Portfolio        / / Class A Shares $  / / Class B Shares $
      shares minimum $100,000    Mortgage-Backed Securities      / / Class A Shares $  / / Class B Shares $
      for the Global Equity,     Portfolio                       / / Class A Shares $  / / Class B Shares $
      International Equity,      High Yield Portfolio
      Asian Equity, European     Money Market Portfolio
      Equity, Japanese Equity    Municipal Money Market
      and Latin American Equity  Portfolio
      Portfolios). Please
      indicate Portfolio, class
      and amount.
                                                                 Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           - - - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City          State           Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.
THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                     Date must sign)              Date

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996

                              TECHNOLOGY PORTFOLIO

                                PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus as amended and supplemented to date is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment for shares in a Portfolio account is $250,000 for Class A shares and $50,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) Portfolio accounts held by certain employees of the Adviser and of its affiliates and (2) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."
                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

        For a Portfolio account, the minimum initial investment and minimum account size are $250,000 for Class A shares and $50,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment established by Officers of the Fund.

        If the value of a Portfolio account containing Class A shares falls below $250,000 (but remains at or above $50,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $250,000 (but remains at or above $50,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a Portfolio account falls below $50,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $50,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          TECHNOLOGY PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                                                          TIN                                SSN

                                                                 OR
                                                               TIN                                SSN

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as  payer)
                                 with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                 overpayment   of   taxes,   a   refund   may   be    obtained.
                                 You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                 because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares
      (Class A shares minimum    Technology Portfolio            $ / / Class B Shares $
      $500,000 for each                                          Total Initial Investment
      Portfolio and Class B                                      $
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City      State         Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.
THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                                     Date must sign)         Date

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO
                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO
                            LATIN AMERICAN PORTFOLIO
                                 GOLD PORTFOLIO

                               PORTFOLIOS OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus as amended and supplemented to date is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY," under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the

    Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."
                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

        For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

        If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EQUITY GROWTH, EMERGING GROWTH,
           MICROCAP AND AGGRESSIVE EQUITY PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

                                           Street or P.O. Box
  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

                          City                                             State
                                                                             Zip
                                                                              --
                                           Home Telephone
No.                                                   Business Telephone No.
                                                            --  --        --  --
                          / / United States Citizen  / / Resident Alien  / /
Non-Resident Alien: Indicate Country of Residence ______________________________

  C)  TAXPAYER                                  Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                            taxpayers, this is your Social Security Number. OR
      NUMBER                                                                    SOCIAL SECURITY NUMBER
      1. INDIVIDUAL                             1.         TAXPAYER             ("SSN")
      2. JOINT TENANTS                          IDENTIFICATION NUMBER
                                                ("TIN")
                                                --

         (RIGHTS OF SURVIVORSHIP PRESUMED       --        --            - - -   ------------- -------------
      UNLESS                                    -- - - - - - - -                ------------- - - - - - - - -
         TENANCY IN COMMON                                                      -
         IS INDICATED)                          2.                              OR                          TINSSN
      For Custodian account
                                                --

      of a minor (Uniform                       --        --            - - -   ------------- -------------
      Gifts/Transfers to Minor                  -- - - - - - - -                ------------- - - - - - - - -
                                                                                -
      Acts), give the Social                                                    OR
      Security Number of                                                      TIN                                SSN
      the minor
                                                --

                                                --        --            - - -   ------------- -------------
                                                - - - - - - - - -               ------------- - - - - - - - -
                                                                                -

                                                IMPORTANT TAX INFORMATION
                                                You (as a payee) are required by law to provide us (as  payer)
                                                with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                                overpayment   of   taxes,   a   refund   may   be    obtained.
                                                You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                                because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      Equity Growth Portfolio
      each Portfolio and Class B shares         Emerging Growth Portfolio
      minimum $100,000 for the Global Equity,   MicroCap Portfolio
      International Equity, Asian Equity,       Aggressive Equity Portfolio
      European Equity, Japanese Equity and
      Latin American Equity Portfolios).
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY                          Name
      OPTION                                    Address
      In addition to the account statement      City         State         Zip Code
      sent to my/our registered address, I/we
      hereby authorize the fund to mail
      duplicate statements to the name and
      address provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.
THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                     Date must sign)              Date

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                If you need assistance in filling out
                                                this form for the Morgan Stanley
      ACCOUNT INFORMATION                       Institutional Fund, please contact your
      Fill in where applicable                  Morgan Stanley representative or call us
                                                toll free 1-(800)-548-7786. Please print
                                                all items except signature, and mail to
                                                the Fund at the address above.

  A)  REGISTRATION

                            1.

      1. INDIVIDUAL

                                                              First
Name                      Initial                          Last Name

      2. JOINT TENANTS

        (RIGHTS OF SURVIVORSHIP

                            2.

        PRESUMED UNLESS

                                                              First
Name                      Initial                          Last Name

        TENANCY IN COMMON

        IS INDICATED)

                                                              First
Name                      Initial                          Last Name


                            3.

      3. CORPORATIONS,
        TRUSTS AND OTHERS
        Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

                            / / TRUST __________  / / OTHER (Specify) __________

                                    Street or P.O. Box

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

                            City                                           State
                                                                             Zip
                                                                              --
                                           Home Telephone
No.                                                   Business Telephone No.
                                                         --       -- --       --
                            / / United States Citizen  / / Resident Alien  / /
Non-Resident Alien: Indicate Country of Residence ______________________________

  C)  TAXPAYER                                  PART 1. Enter your Taxpayer               IMPORTANT TAX INFORMATION
      IDENTIFICATION                            Identification Number. For most           You  (as a payee) are required by law to
      NUMBER                                    individual taxpayers, this is your        provide us (as payer) with your  correct
      If the account is in more than one name,  Social Security Number.                   Taxpayer Identification Number. Accounts
      CIRCLE THE                                TAXPAYER IDENTIFICATION NUMBER            that   have   a  missing   or  incorrect
                                                                                          Taxpayer Identification  Number will  be
                                                                                          subject  to backup withholding  at a 31%
                                                                                          rate on

                          --

      NAME OF THE PERSON WHOSE TAXPAYER         -- -- -- -- -- -- -- -- -- -- -- --       dividends,   distributions   and   other
      IDENTIFICATION NUMBER IS PROVIDED IN      OR                                        payments.  If you  have not  provided us
      SECTION A) ABOVE. If no name is circled,  SOCIAL SECURITY NUMBER                    with your correct taxpayer
      the number                                                                          identification  number,   you   may   be
                                                                                          subject  to a $50 penalty imposed by the
                                                                                          Internal Revenue Service.
                                                                                          Backup withholding is not an  additional
                                                                                          tax;   the  tax   liability  of  persons
                                                                                          subject to  backup withholding  will  be
                                                                                          reduced  by the amount  of tax withheld.
                                                                                          If withholding

                           --        --

      will be considered to be that of the      -- -- -- -- -- -- -- -- -- -- -- --       results in  an overpayment  of taxes,  a
      last name listed. For Custodian account   PART 2. BACKUP WITHHOLDING                refund may be obtained.
      of a minor (Uniform Gift/Transfer to      / / Check this box if you are NOT         You may be notified that you are subject
      Minor Act), give the Social Security      subject to Backup Withholding under the   to   backup  withholding  under  Section
      Number of the minor.                      provisions of Section 3406(a)(1)(C) of    3406(a)(1)(C) of  the  Internal  Revenue
                                                the Internal Revenue Code.                Code   because  you  have  underreported
                                                                                          interest  or  dividends   or  you   were
                                                                                          required  to but failed to file a return
                                                                                          which would have  included a  reportable
                                                                                          interest  or  dividend  payment.  IF YOU
                                                                                          HAVE NOT BEEN SO NOTIFIED, CHECK THE BOX
                                                                                          IN PART 2 AT LEFT.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SELECTION                           Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 and      Emerging Markets Portfolio
      Class B shares minimum $100,000). Please  Emerging Markets Debt
      indicate Portfolio, class and amount.     Portfolio
                                                                                Total Initial Investment $

                                    Payment by:

                                    / / Check (MAKE CHECK PAYABLE TO MORGAN
STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)
  E)  METHOD OF
      INVESTMENT
      Please indicate manner of payment.

/ / Exchange $ From                                            -- - - - - - - - - - -- - -
                                           Name of Portfolio           Account No.
/ / Account previously established by:  / / Phone
exchange  / / Wire on                                          -- - - - - - - - - - -- - -
                                                              Account No.            (Check
                                                               (Previously assigned by the
                                                                      Fund)   Digit)
                                                              Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any)
      OPTION                                    will be reinvested in additional shares unless either box
                                                below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      Please select at time of        requests to wire redemption proceeds to
      initial application if you      the commercial bank indicated at right
      wish to redeem shares by        and/or mail redemption proceeds to the
      telephone. A SIGNATURE          name and address in which my/our fund
      GUARANTEE IS REQUIRED IF BANK   account is registered if such requests
      ACCOUNT IS NOT REGISTERED       are believed to be authentic.
      IDENTICALLY TO YOUR FUND        The Fund and the Fund's Transfer Agent
      ACCOUNT.                        will employ reasonable procedures to
      TELEPHONE REQUESTS FOR          confirm that instructions communicated
      REDEMPTIONS WILL NOT BE         by telephone are genuine. These
      HONORED UNLESS THE BOX IS       procedures include requiring the
      CHECKED.                        investor to provide certain personal
                                      identification information at the time
                                      an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                    Name
      In addition to the account statement
      sent to my/our registered address, I/we
      hereby authorize the fund to mail         Address
      duplicate statements to the name and
      address provided at right.                City        State        Zip Code

  I)  DEALER
      INFORMATION
                                                Representative
                                                Name                  Representative
                                                No.                     Branch
                                                No.

       J)  SIGNATURE OF
           ALL HOLDERS
           AND TAXPAYER
           CERTIFICATION


The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional
Fund,  Inc. and agree to  be bound by its  terms. UNDER THE PENALTIES OF
PERJURY, I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C)  ABOVE
IS TRUE, CORRECT AND COMPLETE.

THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

(X)                                  (X)
Signature                                           Date Signature                                           Date
                                     Sign Here ,

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          U.S. REAL ESTATE PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                       Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                  Morgan Stanley representative or call us toll free
                                                1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                                  Enter  your Taxpayer Identification Number. For most individual taxpayers, this is
      IDENTIFICATION                            your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                                          OR
                                                1.         TAXPAYER IDENTIFICATION        SOCIAL SECURITY NUMBER
                                                NUMBER ("TIN")                            ("SSN")
                                                                                          OR
                                                2.                                                          TIN SSN

                                                                                          OR
                                                TIN                                       SSN

                                                IMPORTANT TAX INFORMATION
                                                You  (as a payee) are required  by law to provide us  (as payer) with your correct
                                                TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s)  will be  subject to backup  withholding at a  31% rate on  dividends, distributions and other payments. If you have  not provided us with  your correct TIN(s) or  SSN(s), you  may be  subject to  a $50  penalty imposed  by the  Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons  subject to  backup  withholding  will  be  reduced  by  the  amount  of  tax  withheld. If withholding results  in  an  overpayment  of taxes,  a  refund  may  be  obtained.
                                                You  may be  notified that  you are  subject to  backup withholding  under Section
                                                3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you  were required to,  but failed to, file  a return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio:
      (Class A shares minimum $500,000 for      U.S. Real Estate Portfolio
      each Portfolio and Class B shares
      minimum $100,000 for the Global Equity,
      International Equity, Asian Equity,
      European Equity, Japanese Equity and
      Latin American Equity Portfolios).
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS
COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON  THIS FORM IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2)  I/WE
           ARE  NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE
           HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A
           RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE  NO
           LONGER SUBJECT TO BACKUP WITHHOLDING.
       /  / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE  HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE
           SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER
           TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL
           TO FURNISH MY/OUR CORRECT SSN(S) OR TIN(S),  I/WE MAY BE SUBJECT TO A  PENALTY AND A 31% BACKUP WITHHOLDING  ON
           DISTRIBUTIONS  AND REDEMPTION PROCEEDS.  (PLEASE PROVIDE EITHER NUMBER  ON IRS FORM W-9).  YOU MAY REQUEST SUCH
           FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES OF  PERJURY, I/WE CERTIFY  THAT I/WE  ARE NOT U.S.  CITIZENS OR  RESIDENTS AND I/WE  ARE EXEMPT  FOREIGN
PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)                                                           (X)
Signature                                                     Date Signature (if joint account, both must sign)   Date

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          SMALL CAP VALUE EQUITY, VALUE EQUITY AND BALANCED PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                  First Name                  Initial                  Last Name

2.
                  First Name                  Initial                  Last Name

                  First Name                  Initial                  Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / /UNINCORPORATED     / / PARTNERSHIP   / /UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                                                      Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                                taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                                                    OR
                                                                    1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                                                    IDENTIFICATION NUMBER           ("SSN")
                                                                    ("TIN")
                                                                                                    OR
                                                                    2.         TIN                  SSN

                                                                                                    OR
                                                                    TIN                             SSN

                                                                    IMPORTANT TAX INFORMATION
                                                                    You  (as a payee) are required by law to provide us (as payer)
                                                                    with your  correct  TIN(s) or  SSN(s).  Accounts that  have  a missing  or  incorrect TIN(s)  or  SSN(s) will  be  subject to backup withholding at a  31% rate on dividends,  distributions and  other payments.  If you  have not  provided us  with your correct TIN(s) or SSN(s), you may be subject to a $50  penalty imposed by the Internal Revenue Service.
                                                                    Backup withholding is not an additional tax; the tax liability of  persons subject to  backup withholding will  be reduced by the amount  of  tax withheld.  If  withholding results  in  an
                                                                    overpayment    of   taxes,   a   refund   may   be   obtained.
                                                                    You may be notified that you are subject to backup withholding under Section  3406(a)(1)(C)  of  the  Internal  Revenue  Code
                                                                    because  you have  underreported interest or  dividends or you were required to,  but failed  to, file a  return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      Small Cap Value Equity          / / Class A Shares $  / / Class B Shares $
      each Portfolio and Class B shares         Portfolio
      minimum $100,000 for the Global Equity,   Value Equity Portfolio
      International Equity, Asian Equity,       Balanced Portfolio
      European Equity, Japanese Equity and
      Latin American Equity Portfolios).
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                                                                                     Name
      In addition to the account statement
      sent to my/our registered address, I/we
      hereby authorize the fund to mail                                                                         Address
      duplicate statements to the name and
      address provided at right.                City         State         Zip Code

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION,  I/WE HEREBY CERTIFY  UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT  AS REQUIRED  BY  FEDERAL LAW  (PLEASE CHECK  APPLICABLE  BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       /  / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE  CORRECT SSN(S)  OR TIN(S)  AND (2)  I/WE ARE  NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT  FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT BEEN
           NOTIFIED BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT  I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US   THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO  BACKUP
           WITHHOLDING.
       / / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE,  I/WE
           HAVE  APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE SOCIAL
           SECURITY  ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND   I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE  OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A  PENALTY
           AND  A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT  U.S.
CITIZENS  OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.
THE INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO  ANY
PROVISION  OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                     Date must sign)              Date

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          ACTIVE COUNTRY ALLOCATION PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                  First Name                  Initial                  Last Name

2.
                  First Name                  Initial                  Last Name

                  First Name                  Initial                  Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                                                      Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                                taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                                                    OR
                                                                    1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                                                    IDENTIFICATION NUMBER           ("SSN")
                                                                    ("TIN")
                                                                                                    OR
                                                                    2.         TIN                  SSN
                                                                                                    OR
                                                                    TIN                             SSN

                                                                    IMPORTANT TAX INFORMATION
                                                                    You  (as a payee) are required by law to provide us (as payer)
                                                                    with your  correct  TIN(s) or  SSN(s).  Accounts that  have  a missing  or  incorrect TIN(s)  or  SSN(s) will  be  subject to backup withholding at a  31% rate on dividends,  distributions and  other payments.  If you  have not  provided us  with your correct TIN(s) or SSN(s), you may be subject to a $50  penalty imposed by the Internal Revenue Service.
                                                                    Backup withholding is not an additional tax; the tax liability of  persons subject to  backup withholding will  be reduced by the amount  of  tax withheld.  If  withholding results  in  an
                                                                    overpayment    of   taxes,   a   refund   may   be   obtained.
                                                                    You may be notified that you are subject to backup withholding under Section  3406(a)(1)(C)  of  the  Internal  Revenue  Code
                                                                    because  you have  underreported interest or  dividends or you were required to,  but failed  to, file a  return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum    Active Country Allocation
      $500,000 for each          Portfolio
      Portfolio and Class B
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.
                                                                 Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City                   State                   Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION,  I/WE HEREBY CERTIFY  UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT  AS REQUIRED  BY  FEDERAL LAW  (PLEASE CHECK  APPLICABLE  BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       /  / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE  CORRECT SSN(S)  OR TIN(S)  AND (2)  I/WE ARE  NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT  FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT BEEN
           NOTIFIED BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT  I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US   THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO  BACKUP
           WITHHOLDING.
       / / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE,  I/WE
           HAVE  APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE SOCIAL
           SECURITY  ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND   I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE  OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A  PENALTY
           AND  A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT  U.S.
CITIZENS  OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.
THE INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO  ANY
PROVISION  OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                                     Date must sign)         Date

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          GLOBAL EQUITY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP,
           ASIAN EQUITY, EUROPEAN EQUITY, JAPANESE EQUITY AND LATIN AMERICAN PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2.JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                             TIN                                SSN
                                                                 OR
                                                               TIN                                SSN

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as payer)
                                 with your correct TIN(s) or SSN(s). Accounts that have a
                                 missing or incorrect TIN(s) or SSN(s) will be subject to
                                 backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your
                                 correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an
                                 overpayment of taxes, a refund may be obtained.
                                 You may be notified that you are subject to backup withholding under Section 3406(a)(1)(C) of the Internal Revenue Code
                                 because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION              Portfolio(s):                   / / Class A Shares $
      (Class A shares minimum    Global Equity Portfolio         / / Class A Shares $  / / Class B Shares $
      $500,000 for each          International Small Cap         / / Class A Shares $  / / Class B Shares $
      Portfolio and Class B      Portfolio                       / / Class A Shares $  / / Class B Shares $
      shares minimum $100,000    European Equity Portfolio       / / Class A Shares $  / / Class B Shares $
      for the Global Equity,     Latin American Portfolio        / / Class A Shares $  / / Class B Shares $
      International Equity,      International Equity Portfolio
      Asian Equity, European     Asian Equity Portfolio
      Equity, Japanese Equity    Japanese Equity Portfolio
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.
                                                                 Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City       State       Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN
           NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP
           WITHHOLDING.
       / / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL
           SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY
PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                         Date must sign)         Date

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          GOLD PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                                                          TIN                                SSN

                                                                 OR
                                                               TIN                                SSN

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as  payer)
                                 with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                 overpayment   of   taxes,   a   refund   may   be    obtained.
                                 You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                 because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION              Portfolio:
      (Class A shares minimum    Gold Portfolio
      $500,000 for each
      Portfolio and Class B
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.
                                                                 Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City      State     Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.
THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                                     Date must sign)         Date

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED MAY 1, 1996

                         INTERNATIONAL MAGNUM PORTFOLIO

                                PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus as amended and supplemented to date is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment for shares in a Portfolio account is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) Portfolio accounts held by certain employees of the Adviser and of its affiliates and (2) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."
                                 --------------

    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and "MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

        For a Portfolio account, the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment established by Officers of the Fund.

        If the value of a Portfolio account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a Portfolio account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          INTERNATIONAL MAGNUM PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                     If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                            Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                       Morgan Stanley representative or call us toll free 1 (800)
                                                                     548-7786. Please print all items except signature, and mail to the Fund at the address above.

 A)   REGISTRATION

                            1.

      1. INDIVIDUAL

                                                              First
Name                      Initial                          Last Name

      2. JOINT TENANTS

        (RIGHTS OF SURVIVORSHIP

                            2.

        PRESUMED UNLESS

                                                              First
Name                      Initial                          Last Name

        TENANCY IN COMMON

        IS INDICATED)

                                                              First
Name                      Initial                          Last Name

                            3.

      3. CORPORATIONS,
        TRUSTS AND OTHERS
        Please call the Fund for additional documents that may be required to set up account and to authorize transactions

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP  / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                            (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

                            / / TRUST __________  / / OTHER (Specify) __________

                                    Street or P.O. Box

 B)   MAILING ADDRESS
      Please fill in completely, including telephone number(s).

                            City                                           State
                                                                             Zip
                                                                              --
                                           Home Telephone
No.                                                   Business Telephone No.
                                                         --       -- --       --
                            / / United States Citizen  / / Resident Alien  / /
Non-Resident Alien: Indicate Country of Residence ______________________________

 C)  TAXPAYER                                  PART 1. Enter your Taxpayer               IMPORTANT TAX INFORMATION
     IDENTIFICATION                            Identification Number. For most           You  (as a payee) are required by law to
     NUMBER                                    individual taxpayers, this is your        provide us (as payer) with your  correct
     If the account is in more than one name,  Social Security Number.                   taxpayer identification number. Accounts
     CIRCLE THE                                TAXPAYER IDENTIFICATION NUMBER            that   have   a  missing   or  incorrect
                                                                                         taxpayer identification  number will  be
                                                                                         subject  to backup withholding  at a 31%
                                                                                         rate on

                          --

     NAME OF THE PERSON WHOSE TAXPAYER         -- -- -- -- -- -- -- -- -- -- -- --       dividends,   distributions   and   other
     IDENTIFICATION NUMBER IS PROVIDED IN      OR                                        payments.  If you  have not  provided us
     SECTION A) ABOVE. If no name is circled,  SOCIAL SECURITY NUMBER                    with your correct taxpayer
     the number                                                                          identification  number,   you   may   be
                                                                                         subject  to a $50 penalty imposed by the
                                                                                         Internal Revenue Service.
                                                                                         Backup withholding is not an  additional
                                                                                         tax;   the  tax   liability  of  persons
                                                                                         subject to  backup withholding  will  be
                                                                                         reduced  by the amount  of tax withheld.
                                                                                         If withholding

                           --        --

     will be considered to be that of the      -- -- -- -- -- -- -- -- -- -- -- --       results in  an overpayment  of taxes,  a
     last name listed. For Custodian account   PART 2. BACKUP WITHHOLDING                refund  may be  obtained.    You  may be
     of a minor (Uniform Gifts/ Transfers to   / / Check this box if you are NOT         notified that you are subject to  backup
     Minors Acts), give the Social Security    subject to Backup Withholding under the   withholding  under Section 3406(a)(1)(C)
     Number of the minor.                      provisions of Section 3406(a)(1)(C) of    of the Internal Revenue Code because you
                                               the Internal Revenue Code.                have underreported interest or dividends
                                                                                         or you were  required to  but failed  to
                                                                                         file  a return which would have included
                                                                                         a  reportable   interest   or   dividend
                                                                                         payment.   IF  YOU  HAVE   NOT  BEEN  SO
                                                                                         NOTIFIED, CHECK  THE BOX  IN PART  2  AT
                                                                                         LEFT.
 D)  PORTFOLIO AND                  For Purchase of the following  / / Class A Shares
     CLASS SELECTION                Portfolio:
     (Class A shares minimum        International Magnum
     $500,000 and Class B shares    Portfolio
     minimum $100,000). Please
     indicate class and amount.
                                                                   Total Initial Investment $

 D)  / / Class B Shares



                                    Payment by:

                                    / / Check (MAKE CHECK PAYABLE TO MORGAN
STANLEY INSTITUTIONAL FUND, INC.--INTERNATIONAL MAGNUM PORTFOLIO)
 E)   METHOD OF
      INVESTMENT
      Please indicate manner of payment.

/ / Exchange $ From                                                                             -- - - - - - - - - - -- - -
                                           Name of Portfolio                                            Account No.
/ / Account previously established by:
/ / Phone exchange  / / Wire on                                                                 -- - - - - - - - - - -- - -
                                                                                               Account No.            (Check
                                                                                                 Previously assigned by the
                                                                                                       Fund   Digit)
                                                           Date

                                                                                          DISTRIBUTION
                                                                                    F)    OPTION
                                                                     Income
                                                                     dividends
                                                                     and
                                                                     capital
                                                                     gains
                                                                     distributions
                                                                     (if any) will
                                                                     be reinvested
                                                                     in additional
                                                                     shares unless
                                                                     either box
                                                                     below is
                                                                     checked.
                                                                     / /
                                                                     Income
                                                                     dividends
                                                                     to be
                                                                     paid in
                                                                     cash,
                                                                     capital
                                                                     gains
                                                                     distributions
                                                                     (if any) in
                                                                     shares.
                                                                     / /
                                                                     Income
                                                                     dividends
                                                                     and
                                                                     capital
                                                                     gains
                                                                     distributions
                                                                     (if any) to
                                                                     be paid in
                                                                     cash.

 G)  TELEPHONE                                 / / I/we hereby authorize the Fund and
     REDEMPTION                                its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
     OPTION                                        requests to wire redemption proceeds  Bank)
     Please select at time of initial              to the commercial bank indicated at   Bank Account No.
     application if you wish to redeem shares      right and/or mail redemption
     by telephone. A SIGNATURE GUARANTEE IS                                    proceeds
     REQUIRED IF BANK ACCOUNT IS NOT                                                 to                                      Bank
     REGISTERED IDENTICALLY TO YOUR FUND                                            the                                       ABA
     ACCOUNT.                                                                      name                                       No.
     TELEPHONE REQUESTS FOR REDEMPTIONS OR                                          and
     EXCHANGES WILL NOT BE HONORED UNLESS THE                                   address  Name(s) in which your BANK Account is
     APPLICABLE BOX IS CHECKED.                                                      in  Established
                                                                                  which
                                                                                 my/our  Bank's Street
                                                                                   fund  Address
                                                                                account
                                                                                     is  City         State         Zip
                                                                             registered
                                                                                     if
                                                                                   such
                                                                               requests
                                                                                    are
                                                                               believed
                                                                                     to
                                                                                     be
                                                authentic.
                                               The Fund and the Fund's Transfer Agent
                                               will employ reasonable procedures to
                                               confirm that instructions communicated
                                               by telephone are genuine. These
                                               procedures include requiring the
                                               investor to provide certain personal
                                               identification information at the time
                                               an account is opened and prior to
                                               effecting each transaction requested by
                                               telephone. In addition, all telephone
                                               transaction requests will be recorded
                                               and investors may be required to provide
                                               additional telecopied written
                                               instructions of transaction requests.
                                               Neither the Fund nor the Transfer Agent
                                               will be responsible for any loss,
                                               liability, cost or expense for following
                                               instructions received by telephone that
                                               it reasonably believes to be genuine.

      In addition to the account statement sent to my/our
      registered address, I/we hereby authorize the fund to mail
      duplicate statements to the name and address provided at       Address
      right.                                                           City    State        Z
                                                                     Code

 I)   DEALER
      INFORMATION
                                                                     Representative Name                  Representative
                                                                     No.                     Branch No.

The  undersigned certify that I/we have full  authority and legal capacity to purchase and  redeem shares of the Fund and affirm that I/we have
                                                            J)    SIGNATURE OF
received a current Prospectus  of the Morgan  Stanley Institutional Fund,  Inc. and agree to  be bound by  its terms. UNDER  THE
PENALTIES OF                                                      ALL HOLDERS
PERJURY, I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.
                                                                  AND TAXPAYER
The  Internal Revenue Service  does not require  your consent to  any provision of  this document other  than the certifications
required to                                                       CERTIFICATION
avoid backup withholding.
                                                                  Sign Here ,

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-eight portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios (the "Portfolios"). On January 2, 1996, the Portfolios began offering two classes of shares, the Class A shares and the Class B shares, except for the Money Market, Municipal Money Market and International Small Cap Portfolios which only offer Class A Shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio).

    The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation   by
investing primarily in growth-oriented equity securities of medium and large capitalization corporations.

    The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small-to-medium sized corporations.

    The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    The AGGRESSIVE EQUITY PORTFOLIO is a non-diversified portfolio that seeks long-term capital appreciation by investing primarily in corporate equity and equity-linked securities.

    INVESTORS SHOULD NOTE THAT EACH OF THE EQUITY GROWTH AND AGGRESSIVE EQUITY PORTFOLIOS MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES. INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, Value Equity and U.S. Real Estate Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR  ANY STATE SECURITIES  COMMISSION, NOR HAS  THE
     SECURITIES   AND  EXCHANGE   COMMISSION  OR   ANY  STATE  SECURITIES
       COMMISSION  PASSED  UPON  THE   ACCURACY  OR  ADEQUACY  OF   THIS
        PROSPECTUS. ANY REPRESENTATION TO THE
                                   CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.
                    SUPPLEMENTED THROUGH DECEMBER 30, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                           EQUITY      EMERGING                 AGGRESSIVE
                                                           GROWTH       GROWTH      MICROCAP      EQUITY
SHAREHOLDER TRANSACTION EXPENSES                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------  -----------  -----------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A..............................................        None         None         None         None
  Class B..............................................        None         None         None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..............................................        None         None         None         None
  Class B..............................................        None         None         None         None
Deferred Sales Load
  Class A..............................................        None         None         None         None
  Class B..............................................        None         None         None         None
Redemption Fees
  Class A..............................................        None         None         None         None
  Class B..............................................        None         None         None         None
Exchange Fees
  Class A..............................................        None         None         None         None
  Class B..............................................        None         None         None         None

                                                           EQUITY      EMERGING                 AGGRESSIVE
                                                           GROWTH       GROWTH      MICROCAP      EQUITY
ANNUAL FUND OPERATING EXPENSES                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------  -----------  -----------  -----------  -----------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A..............................................       0.52%        0.99%        1.05%+       0.21%
  Class B..............................................       0.52%        0.99%        1.05%+       0.21%
12b-1 Fees
  Class A..............................................        None         None         None         None
  Class B..............................................       0.25%        0.25%        0.25%+       0.25%
Other Expenses
  Class A..............................................       0.28%        0.26%        0.45%+       0.79%
  Class B..............................................       0.28%        0.26%        0.45%+       0.79%
                                                         -----------  -----------  -----------  -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A..............................................       0.80%        1.25%        1.50%+       1.00%
  Class B..............................................       1.05%        1.50%        1.75%+       1.25%
                                                         -----------  -----------  -----------  -----------
                                                         -----------  -----------  -----------  -----------

------------------------
*The Adviser has agreed to waive its management fees and/or reimburse each Portfolio, if necessary, if such fees would cause any of the total annual operating expenses of the Portfolios to exceed a specified percentage of their respective average daily net assets. Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares and Class B shares, respectively, of each Portfolio.

                                                                                           TOTAL OPERATING
                                                                                         EXPENSES ABSENT FEE
                                                                                               WAIVERS
                                                              MANAGEMENT FEES ABSENT    ----------------------
PORTFOLIO                                                           FEE WAIVERS          CLASS A    CLASS B+
-----------------------------------------------------------  -------------------------  ---------  -----------
Equity Growth..............................................              0.60%              0.88%       1.13%
Emerging Growth............................................              1.00%              1.26%       1.51%
MicroCap...................................................              1.25%              1.50%+      1.75%
Aggressive Equity..........................................              0.80%              1.59%       1.84%

------------------------------
+  Estimated.

These reductions became or will become effective as of the inception of each Portfolio. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for the Equity Growth and Emerging Growth Portfolios are based on actual figures for the fiscal year ended December 31, 1995. The Class A expenses and fees for the MicroCap Portfolio are based on estimates, assuming that the average daily net assets of the Class A shares of the MicroCap Portfolio will be $50,000,000. The Class B expenses and fees for each Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of each Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The example is based on total operating expenses of the Portfolios after fee waivers.

                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Equity Growth Portfolio
  Class A..........................................................   $       8    $      26    $      44    $      99
  Class B..........................................................          11           33           58          128
Emerging Growth Portfolio
  Class A..........................................................          13           40           69          151
  Class B..........................................................          15           47           82          179
MicroCap Portfolio
  Class A..........................................................          15           47        *            *
  Class B..........................................................          18           55        *            *
Aggressive Equity Portfolio
  Class A..........................................................          10           32           55          122
  Class B..........................................................          13           40           69          151

------------------------------
* Because the MicroCap Portfolio has not yet commenced operations the Fund has not projected expenses beyond the 3-year period shown for the Portfolio.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolios, if necessary, if in any fiscal year the sum of the Portfolios' expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Equity Growth, Emerging Growth and Aggressive Equity Portfolios for each of the periods presented. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1995 Annual Report to Shareholders and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods in the five years ended December 31, 1995 have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Financial highlights are not available for the MicroCap Portfolio nor for the new Class B shares since they were not offered as of December 31, 1995. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                            EQUITY GROWTH PORTFOLIO

                                       APRIL 2,                  TWO MONTHS
                                       1991* TO    YEAR ENDED       ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      OCTOBER 31,  OCTOBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1991         1992          1992           1993           1994           1995
                                      -----------  -----------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................   $   10.00    $   10.66     $   11.44      $   11.88      $   12.14      $   12.02
                                      -----------  -----------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).........        0.05         0.16          0.03           0.22           0.17           0.22
  Net Realized and Unrealized Gain
   on Investments...................        0.61         0.82          0.41           0.28           0.21           4.93
                                      -----------  -----------  -------------  -------------  -------------  -------------
  Total from Investment
   Operations.......................        0.66         0.98          0.44           0.50           0.38           5.15
                                      -----------  -----------  -------------  -------------  -------------  -------------
DISTRIBUTIONS
  Net Investment Income.............          --        (0.20)           --          (0.23)         (0.13)         (0.28)
  In Excess of Net Investment
   Income...........................          --           --            --          (0.01)            --             --
  Net Realized Gain.................          --           --            --             --          (0.37)         (2.75)
                                      -----------  -----------  -------------  -------------  -------------  -------------
  Total Distributions...............          --        (0.20)           --          (0.24)         (0.50)         (3.03)
                                      -----------  -----------  -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD......   $   10.66    $   11.44     $   11.88      $   12.14      $   12.02      $   14.14
                                      -----------  -----------  -------------  -------------  -------------  -------------
                                      -----------  -----------  -------------  -------------  -------------  -------------
TOTAL RETURN........................        6.60%        9.26%         3.85%          4.33%          3.26%         45.02%
                                      -----------  -----------  -------------  -------------  -------------  -------------
                                      -----------  -----------  -------------  -------------  -------------  -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)........................   $  18,139    $  36,558     $  45,985      $  73,789      $  97,259      $ 158,112
Ratio of Expenses to Average Net
 Assets (1)(2)......................        0.80%**       0.80%        0.80%**        0.80%          0.80%          0.80%
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..........        2.34%**       1.73%        1.93%**        1.59%          1.44%          1.57%
Portfolio Turnover Rate.............           3%          38%            1%           172%           146%           186%
------------------------------
(1) Effect of voluntary expense
    limitation during the period:
     Per share benefit to net
      investment income.............   $    0.03    $    0.02     $    0.01      $    0.02      $    0.01      $    0.01
   Ratios before expense limitation:
     Expenses to Average Net
      Assets........................        1.37%**       1.01%        1.11%**        0.93%          0.89%          0.88%
     Net Investment Income to
      Average Net Assets............        1.77%**       1.52%        1.62%**        1.46%          1.35%          1.49%

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Equity Growth Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Equity Growth Portfolio to the extent that the total operating expenses of the Equity Growth Portfolio exceed 0.80% of the average daily net assets of the Class A shares and 1.05% of the average daily net assets of the Class B shares. In the period ended October 31, 1991, the year ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993, 1994 and 1995, the Adviser waived management fees and/or reimbursed expenses totalling $23,000, $51,000, $22,000, $68,000, $83,000 and $105,000,
    respectively, for the Equity Growth Portfolio.

 * Commencement of Operations.
** Annualized.

                           EMERGING GROWTH PORTFOLIO

                                 NOVEMBER 1,                                     TWO MONTHS
                                  1989* TO       YEAR ENDED      YEAR ENDED         ENDED        YEAR ENDED      YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1990           1991++           1992            1992            1993            1994
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $     10.00     $      9.03     $     16.18     $     14.97     $     16.22     $     16.22
                                -------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income/
   (Loss) (1).................         0.08              --           (0.09)          (0.01)          (0.11)          (0.09)
  Net Realized and Unrealized
   Gain/(Loss) on
   Investments................        (1.00)           7.19           (1.12)           1.26            0.11           (0.01)
                                -------------   -------------   -------------   -------------   -------------   -------------
  Total from Investment
   Operations.................        (0.92)           7.19           (1.21)           1.25            0.00           (0.10)
                                -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income.......        (0.05)          (0.04)             --              --              --              --
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF
 PERIOD.......................  $      9.03     $     16.18     $     14.97     $     16.22     $     16.22     $     16.12
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------
TOTAL RETURN..................        (9.27)%         79.84%          (7.48)%          8.35%           0.00%          (0.62)%
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)..................  $    11,261     $    54,364     $    80,156     $    94,161     $   103,621     $   117,669
Ratio of Expenses to Average
 Net Assets (1)(2)............         1.26%**         1.25%           1.25%           1.25%**         1.25%           1.25%
Ratio of Net Investment
 Income/ (Loss) to Average Net
 Assets (1)(2)................         0.64%**         0.00%          (0.66)%         (0.68)%**       (0.77)%         (0.61)%
Portfolio Turnover Rate.......           19%              2%             17%              1%             25%             24%
------------------------------
(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net
      investment income.......  $      0.01     $      0.02     $      0.01     $      0.00     $      0.01     $     0.002
   Ratios before expense
    limitation:
     Expenses to Average Net
      Assets..................         1.64%           1.39%           1.29%           1.36%**         1.31%           1.26%
     Net Investment Income
      (Loss) to Average Net
      Assets..................         0.24%          (0.14)%         (0.71)%         (0.79)%**       (0.83)%         (0.62)%


                                 YEAR ENDED
                                DECEMBER 31,
                                    1995
                                -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $     16.12
                                -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income/
   (Loss) (1).................        (0.18)
  Net Realized and Unrealized
   Gain/(Loss) on
   Investments................         5.55
                                -------------
  Total from Investment
   Operations.................         5.37
                                -------------
DISTRIBUTIONS
  Net Investment Income.......           --
                                -------------
NET ASSET VALUE, END OF
 PERIOD.......................  $     21.49
                                -------------
                                -------------
TOTAL RETURN..................        33.31%
                                -------------
                                -------------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)..................  $   119,378
Ratio of Expenses to Average
 Net Assets (1)(2)............         1.25%
Ratio of Net Investment
 Income/ (Loss) to Average Net
 Assets (1)(2)................        (0.76)%
Portfolio Turnover Rate.......           25%
------------------------------
(1) Effect of voluntary expens
     Per share benefit to net
      investment income.......  $     0.003
   Ratios before expense
    limitation:
     Expenses to Average Net
      Assets..................         1.26%
     Net Investment Income
      (Loss) to Average Net
      Assets..................        (0.77)%

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.00% of the average daily net assets of the Emerging Growth Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Emerging Growth Portfolio to the extent that the total operating expenses of the Emerging Growth Portfolio exceed 1.25% of the average daily net assets of the Class A shares and 1.50% of the average daily net assets of the Class B shares. In the period ended October 31, 1990, the years ended October 31, 1991 and 1992, the two months ended December 31, 1992, the years ended December 31, 1993, 1994, and 1995 the Adviser waived management fees and/or reimbursed expenses totalling $28,000, $41,000, $31,000, $18,000, $51,000,
    $16,000 and $18,000, respectively, for the Emerging Growth Portfolio.

 * Commencement of Operations.

++ Per share amounts for the year ended October 31, 1991 are based on average outstanding shares.

** Annualized.

                          AGGRESSIVE EQUITY PORTFOLIO

                                                                                                   PERIOD FROM
                                                                                                MARCH 8, 1995* TO
                                                                                                DECEMBER 31, 1995
                                                                                                ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................................      $    10.00
                                                                                                       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)...................................................................            0.15
  Net Realized and Unrealized Gain on Investments.............................................            3.95
                                                                                                       -------
    Total from Investment Operations..........................................................            4.10
                                                                                                       -------
DISTRIBUTIONS
  Net Investment Income.......................................................................           (0.15)
  Net Realized Gain...........................................................................           (1.78)
                                                                                                       -------
  Total Distributions.........................................................................           (1.93)
                                                                                                       -------
NET ASSET VALUE, END OF PERIOD................................................................      $    12.17
                                                                                                       -------
                                                                                                       -------
TOTAL RETURN..................................................................................           41.25%
                                                                                                       -------
                                                                                                       -------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).........................................................      $   28,548
Ratio of Expenses to Average Net Assets (1)(2)................................................            1.00%**
Ratio of Net Investment Income to Average Net Assets (1)(2)...................................            1.64%**
Portfolio Turnover Rate.......................................................................             309%
------------------------
(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net investment income...............................................      $     0.06
   Ratios before expense limitation:
     Expenses to Average Net Assets...........................................................            1.59%**
     Net Investment Income to Average Net Assets..............................................            1.05%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Aggressive Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Aggressive Equity Portfolio to the extent that the total operating expenses of the Aggressive Equity Portfolio exceed 1.00% of the average daily net assets of the Class A Shares and 1.25% of the average daily net assets of the Class B Shares. In the period ended December 31, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $96,000 for the Aggressive Equity Portfolio.

 * Commencement of Operations

** Annualized

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-eight portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and except the International Small Cap, Money Market and Municipal Money Market Portfolios, offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    - The AGGRESSIVE EQUITY PORTFOLIO is a non-diversified portfolio that seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

    - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    - The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country (as defined in "Investment Objective and Policies" below) weightings determined by the Adviser.

    U.S. EQUITY:

    - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    - The U. S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:
    - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    - The EMERGING MARKETS DEBT PORTFOLIO  seeks high total return by  investing
      primarily   in  debt  securities  of  government,  government-related  and corporate issuers located in emerging countries.

    - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    - The MORTGAGE-BACKED SECURITIES Portfolio seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at December 31, 1995 had approximately $57.4 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolios entail certain risks and considerations of which an investor should be aware. Because the Emerging Growth and MicroCap Portfolios seek long-term capital appreciation by investing primarily in small- to medium-sized companies and small companies, respectively, both of which types of companies are more vulnerable to financial and other risks than larger, more established companies, investments in these Portfolios may involve a higher degree of risk and price volatility than the general equity markets. The Aggressive Equity Portfolio may invest in small-to medium-sized companies to a lesser extent. The Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios may invest in securities of foreign issuers, which are subject to certain risks not typically associated with domestic securities. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, the Portfolios may invest in repurchase agreements, lend their portfolio securities and may purchase securities on a when-issued basis. The Equity Growth and Aggressive Equity Portfolios may invest in covered call options and may also invest in stock options, stock futures contracts and options on stock futures contracts, and may invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar-denominated securities. The Aggressive Equity Portfolio may invest in convertible debentures and specialty equity-linked securities, such as PERCS, ELKS or LYONs, of U.S., and to a limited extent, foreign issuers, which may involve risks in addition to those associated with equity securities. The Aggressive Equity Portfolio is a non-diversified portfolio under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. See "Investment Limitations." See "Additional Investment Information." Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE EQUITY GROWTH PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization U.S. corporations and, to a limited extent, as described below, foreign corporations. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities.

    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objectives. In selecting stocks for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $750 million or more. The Portfolio is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Portfolio. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Adviser but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Portfolio is free to invest in any equity security that, in the Adviser's judgment, provides above average potential for capital appreciation.

    In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. The Portfolio's investments will generally be diversified by number of issues but concentrated sector positions may result from the investment process. The Portfolio has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of Depositary Receipts. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities which are often not as volatile as common stock.

    Any  remaining assets may be invested  in certain securities or obligations,
including  derivative  securities,  as  set  forth  in  "Additional   Investment
Information" below.

THE EMERGING GROWTH PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized domestic corporations and, to a limited extent as described below, foreign corporations. The production of any current income is incidental to this objective. Such companies generally have annual gross revenues ranging from $10 million to $750 million. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may not pay dividends or distributions and may or may not carry voting rights.

    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio will invest in small- to medium-sized companies that are early in their life cycle, but which have the potential, in the Adviser's judgment, to become major enterprises. The Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment. These situations are only illustrative of the types of investments the Portfolio may make. The Portfolio is free to invest in any common stock which in the Adviser's judgment provides above-average potential for capital appreciation.

    The Portfolio intends to manage its investments actively to accomplish its investment objective. Since the Portfolio has a long-term investment perspective, the Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Adviser may take advantage of short-term opportunities that are consistent with its objective.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of Depositary Receipts. See "Additional Investment Information" below. The Portfolio may enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Portfolio will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may also invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either Standard & Poor's Ratings Group or Moody's Investors Service, Inc. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities, which are often not as volatile as equity securities.

    Any remaining assets may be invested in certain securities or obligations, including derivative securities, that are set forth in "Additional Investment Information" below.

THE MICROCAP PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small domestic corporations and, to a limited extent as described below, foreign corporations. The production of any current income is incidental to this objective. Such companies generally have, at time of purchase, annual gross revenues of $150 million or less or market capitalizations of $250 million or less. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may or may not pay dividends or distributions and may or may not carry voting rights.

    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio will invest in equity securities, including securities purchased in initial public offerings, of small companies that are early in their life cycle, but which have the potential, in the Adviser's judgement, to achieve long-term capital appreciation. The Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment. These situations are only illustrative of the types of investments the Portfolio may make. The Portfolio is free to invest in any equity security which in the Adviser's judgment provides above-average potential for capital appreciation.

    The Portfolio intends to manage its investments actively to accomplish its investment objective. Since the Portfolio has a long-term investment perspective, the Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Adviser may take advantage of short-term opportunities that are consistent with its objective.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in such securities of foreign issuers directly or in the form of Depositary Receipts. See "Additional Investment Information" below. The Portfolio may enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Portfolio will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either Standard & Poor's Ratings Group or Moody's Investors Service, Inc. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities, which are often not as volatile as equity securities. See "Additional Investment Information".

    Any remaining assets may be  invested in certain securities or  obligations,
including   derivative  securities,  as  set  forth  in  "Additional  Investment
Information" below.

THE AGGRESSIVE EQUITY PORTFOLIO

    The Portfolio's investment objective is to provide capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities. With respect to the Portfolio, equity and equity-linked securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, options, futures, and specialty securities, such as ELKS, LYONs, PERCS of U.S., and to a limited extent, as described below, foreign issuers. The Aggressive Equity Fund is a non-diversified portfolio and thus can be more heavily weighted in fewer stocks than the Equity Growth Portfolio, which is a diversified portfolio. See "Investment Limitations." Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity and equity-linked securities.

    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objective. In selecting securities for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more but smaller market capitalization securities may be purchased from time to time. The Portfolio is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising investments for the Portfolio. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses earnings results. The Adviser seeks companies which will deliver surprisingly strong earnings growth. Valuation is of secondary importance to the Adviser and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio is free to invest in any equity or equity-linked security that, in the Adviser's judgment, provides above average potential for capital appreciation.

    The Portfolio may from time to time and consistent with applicable legal requirements sell securities short that it owns (i.e., "against the box") or borrows. See "Additional Investment Information".

    In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. Overweighted sector positions and issuer positions may result from the investment process. See "Investment Limitations." The Portfolio has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.

    The Portfolio may invest in equity and equity-linked securities of domestic and foreign corporations. However, the Portfolio does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"). Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See
"Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    Any  remaining assets may be invested  in certain securities or obligations,
including  derivative  securities,  as  set  forth  in  "Additional   Investment
Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

    The Portfolios may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Aggressive Equity Portfolio may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    The following are three examples of equity-linked securities. The Portfolio may invest in the securities described below or other similar equity-linked securities.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%.

Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Portfolio, that seek current income, find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Portfolio, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Portfolio, when it appears that they will increase in value due to the rise in value of the underlying common stock.

    DEPOSITARY RECEIPTS. The Portfolios may invest indirectly in securities of foreign companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FOREIGN INVESTMENT. The Portfolios may invest in U.S. dollar-denominated securities of foreign issuers trading in U.S. markets and the Emerging Growth and Aggressive Equity Portfolios may invest in non-U.S. dollar-denominated securities of foreign issuers. Investment in securities of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. It is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies and, since the Emerging Growth and Aggressive Equity Portfolios may also temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolios' assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Emerging Growth and Aggressive Equity Portfolios may enter into forward foreign currency exchange contracts ("forward contracts"), that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells non-U.S. dollar denominated securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio against exchange rate fluctuations, they will also limit any gains that may otherwise have been realized. Such forward contracts are derivative securities, in which the Portfolio may invest for hedging purposes. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objective to the extent practical. Each Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include obligations of the United States Government and its agencies and instrumentalities; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Equity Growth and Aggressive Equity Portfolios may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by such Portfolios or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    SHORT SALES. The Aggressive Equity Portfolio may from time to time sell securities short consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio would sell securities it either owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of the replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government securities or other liquid, high grade debt obligations. In addition, if the short sale is not "against the box", the Portfolio will place in a segregated account with the Custodian an amount of cash, U.S. Government securities or other liquid, high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid, high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    SMALL AND MEDIUM-SIZED COMPANIES. Because the Emerging Growth and MicroCap Portfolios seek long-term capital appreciation by investing primarily in small- to medium-sized companies and small companies, respectively, both of which types of companies are more vulnerable to financial and other risks than larger, more established companies, investments in these Portfolios may involve a higher degree of risk and price volatility than the general equity markets. The Aggressive Equity Portfolio may invest in small- to medium-sized companies to a lesser extent.

    STOCK OPTIONS, FUTURES CONTRACTS AND OPTIONS IN FUTURES CONTRACTS. The Equity Growth and Aggressive Equity Portfolios may write (i.e., sell) covered call options on portfolio securities. The Equity Growth and Aggressive Equity Portfolios may write covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security.

    Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Equity Growth and the Aggressive Equity Portfolios may write put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Equity Growth and the Aggressive Equity Portfolios may also purchase put options on their portfolio securities or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Equity Growth and the Aggressive Equity Portfolios may enter into futures contracts and options on futures contracts to remain fully invested and to reduce transaction costs. The Portfolio may also enter into futures transactions as a hedge against fluctuations in the price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in futures contracts and options on futures contracts (and in options in the case of the Equity Growth and the Aggressive Equity Portfolios).

    The Equity Growth and the Aggressive Equity Portfolios may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over-the-counter or which are synthetic options or futures or equity swaps, and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in future contracts.

    Options, futures and options on futures are derivative securities, in which the Portfolio may invest for hedging purposes, as well as to remain fully invested and to reduce transaction costs. Investing for the latter two purposes may be considered speculative. The primary risks associated with the use of options, futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option or a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolios may reduce their holdings in equity and other securities for temporary defensive purposes and the Portfolios may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the United States or foreign country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or foreign country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities to most foreign countries).

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the
Portfolios not to enter into when-issued commitments exceeding, in the aggregate, 15% of the Portfolio's net assets other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Except for the MicroCap and Aggressive Equity Portfolios, each Portfolio is a diversified investment company and is therefore subject to the following fundamental limitations: (a) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The MicroCap and Aggressive Equity Portfolios are non-diversified portfolios under the 1940 Act, which means that the Portfolios are not limited by the 1940 Act in the proportion of their assets that may be invested in the obligations of a single issuer. Thus, the Portfolios may invest a greater proportion of their assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to their portfolio securities. However, the Portfolios intend to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as regulated investment companies. See "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not: (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of either Portfolio to exceed the respective percentage of average daily net assets set forth below.

                                                                  MAXIMUM TOTAL OPERATING
                                                                     EXPENSES AFTER FEE
                                                                           WAIVER
                                                                  ------------------------
                  PORTFOLIO                     MANAGEMENT FEE      CLASS A      CLASS B
---------------------------------------------  -----------------  -----------  -----------
Equity Growth Portfolio                                0.60%           0.80%        1.05%
Emerging Growth Portfolio                              1.00%           1.25%        1.50%
MicroCap Portfolio                                     1.25%           1.50%        1.75%
Aggressive Equity Portfolio                            0.80%           1.00%        1.25%

    The fees payable by the Emerging Growth, MicroCap and Aggressive Equity Portfolios are higher than the management fees paid by most investment companies, but the Adviser believes the fees are comparable to those of investment companies with similar investment objectives.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $57.4 billion, including approximately $41.9 billion under active management and $15.5 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following persons have primary responsibility for managing the Portfolios indicated.

    EQUITY GROWTH PORTFOLIO -- KURT FEUERMAN AND MARGARET K. JOHNSON. Kurt Feuerman joined Morgan Stanley Asset Management in July 1993 as a Managing Director in the Institutional Equity Group. Previously Mr. Feuerman was a Managing Director of Morgan Stanley & Co., Incorporated's Research Department, where he was responsible for emerging growth stocks, gaming and restaurants. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director of Drexel Burnham Lambert, where he had been an equity analyst since 1984. Over the years, he has been highly ranked in the Institutional Investor All American Research Poll in four separate categories: packaged food, tobacco, emerging growth and gaming. Mr. Feuerman earned an M.B.A. from Columbia University in 1982, an M.A. from Syracuse University in 1980, and a B.A. from McGill University in 1977. Margaret Johnson is a Principal of the Adviser and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984 and worked as an Analyst in the Marketing and Fiduciary Advisor areas. Ms. Johnson became an Equity Analyst in 1986 and a Portfolio Manager in 1989. Prior to joining Morgan Stanley, she worked for the New York City PBS affiliate, WNET, Channel 13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Mr. Feuerman and Ms. Johnson have had primary responsibility for managing the Portfolio's assets since July 1993 and April 1991, respectively.

    EMERGING GROWTH PORTFOLIO -- DENNIS G. SHERVA. Dennis Sherva is a Managing Director of Morgan Stanley & Co., Incorporated and head of emerging growth stock investments at the Adviser. He has had primary responsibility for managing the Portfolio's assets since November 1989. Prior to joining the Adviser in 1988, Mr. Sherva was Morgan Stanley's Director of Worldwide Research activities for five years and maintained direct responsibility for emerging growth stock strategy and analysis. As an analyst following emerging growth stocks for the past decade, he was rated number one in the small growth company category six times by Institutional Investor magazine's All-America Research Team poll. Before joining Morgan Stanley in 1977, Mr. Sherva had twelve years of industrial and investment experience. He serves on the Board of Directors of Morgan Stanley Venture Capital Inc. and Morgan Stanley R&D Ventures, Inc. Mr. Sherva graduated from the University of Minnesota and received an M.A. from Wayne State University. He is also a Chartered Financial Analyst.

    MICROCAP  PORTFOLIO --  DENNIS G. SHERVA.   Information about  Mr. Sherva is
included under the Emerging Growth Portfolio above.

    AGGRESSIVE EQUITY  PORTFOLIO  --  KURT  FEUERMAN.    Information  about  Mr.
Feuerman is included under the Equity Growth Portfolio above.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide to the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), Chase provides certain administrative services to the Fund. In a merger completed on September 1, 1995, Chase succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered. The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser if free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A Shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolios and $100,000 for Class B shares of the Portfolios, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
     P.O. Box 2798
     Boston, Massachusetts 02208-2798

     Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Classes of shares of the Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of each of the relevant Portfolios determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Manhattan Plaza
    New York, NY 10081-1000
    ABA #021000021
    DDA #91-02-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolios which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to insure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of each Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolios will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a Portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of a Portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same Portfolio within any 120-day period. For example, exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C of the Fund and again exchanging the shares of Portfolio C for shares of Portfolio B within a 120-day period amounts to excessive trading. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios, and (2) trades done in connection with an asset allocation service managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of a Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of each of the Portfolios is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolios may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolios.

BY MAIL

    Each Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)  Any  required   signature  guarantees   (see  "Further   Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolios for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the name of the portfolio(s) and the class(es) of shares of the portfolio(s) into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social
Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class(es) of the portfolios at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted sale price, or when securities exchange valuations are used, at the latest quoted bid price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar as quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    The Emerging Growth and the MicroCap Portfolios expect to distribute substantially all of their net investment income in the form of annual dividends and the Equity Growth and the Aggressive Equity Portfolios expect to distribute substantially all of their net investment income in the form of quarterly dividends. Net realized gains for each Portfolio, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of each Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. It is each Portfolio's intent to continue to qualify for the special tax treatment afforded regulated investment companies under the Code, so that the Portfolio will continue to be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, redemption, or exchange of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceeds or is less than the shareholder's adjusted basis in the sold, exchanged or redeemed shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolios and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those

Directors who are not "interested persons," as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although none of the Portfolios will invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. For the Equity Growth, Emerging Growth and MicroCap Portfolios, it is anticipated that, under normal circumstances, the annual portfolio turnover rate will not exceed 100%. However, the annual portfolio turnover rate of the Equity Growth Portfolio for the fiscal year ended December 31, 1994 was 146%. For the Aggressive Equity Portfolio, the annual portfolio turnover rate is expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolios' historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.

                 (This page has been left blank intentionally.)

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EQUITY GROWTH, EMERGING GROWTH,
           MICROCAP AND AGGRESSIVE EQUITY PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

                                           Street or P.O. Box
  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

                          City                                             State
                                                                             Zip
                                                                              --
                                           Home Telephone
No.                                                   Business Telephone No.
                                                            --  --        --  --
                          / / United States Citizen  / / Resident Alien  / /
Non-Resident Alien: Indicate Country of Residence ______________________________

  C)  TAXPAYER                                  Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                            taxpayers, this is your Social Security Number. OR
      NUMBER                                                                    SOCIAL SECURITY NUMBER
      1. INDIVIDUAL                             1.         TAXPAYER             ("SSN")
      2. JOINT TENANTS                          IDENTIFICATION NUMBER
                                                ("TIN")
                                                --

         (RIGHTS OF SURVIVORSHIP PRESUMED       --        --            - - -   ------------- -------------
      UNLESS                                    -- - - - - - - -                ------------- - - - - - - - -
         TENANCY IN COMMON                                                      -
         IS INDICATED)                          2.                              OR                          TINSSN
      For Custodian account
                                                --

      of a minor (Uniform                       --        --            - - -   ------------- -------------
      Gifts/Transfers to Minor                  -- - - - - - - -                ------------- - - - - - - - -
                                                                                -
      Acts), give the Social                                                    OR
      Security Number of                                                      TIN                                SSN
      the minor
                                                --

                                                --        --            - - -   ------------- -------------
                                                - - - - - - - - -               ------------- - - - - - - - -
                                                                                -

                                                IMPORTANT TAX INFORMATION
                                                You (as a payee) are required by law to provide us (as  payer)
                                                with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                                overpayment   of   taxes,   a   refund   may   be    obtained.
                                                You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                                because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 for      Equity Growth Portfolio
      each Portfolio and Class B shares         Emerging Growth Portfolio
      minimum $100,000 for the Global Equity,   MicroCap Portfolio
      International Equity, Asian Equity,       Aggressive Equity Portfolio
      European Equity, Japanese Equity and
      Latin American Equity Portfolios).
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       - - - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY                          Name
      OPTION                                    Address
      In addition to the account statement      City         State         Zip Code
      sent to my/our registered address, I/we
      hereby authorize the fund to mail
      duplicate statements to the name and
      address provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.
THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                     Date must sign)              Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    5
Prospectus Summary................................    9
Investment Objectives and Policies................   13
Additional Investment Information.................   17
Investment Limitations............................   24
Management of the Fund............................   25
Purchase of Shares................................   27
Redemption of Shares..............................   31
Shareholder Services..............................   33
Valuation of Shares...............................   34
Performance Information...........................   35
Dividends and Capital Gains Distributions.........   35
Taxes.............................................   36
Portfolio Transactions............................   37
General Information...............................   38
Account Registration Form

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO
                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
---------------------------------
---------------------------------
---------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-eight portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Emerging Markets Portfolio and the Emerging Markets Debt Portfolio (the "Portfolios"). On January 2, 1996, the Portfolios began offering two classes of shares, the Class A shares and the Class B shares, except for the Money Market, Municipal Money Market and International Small Cap Portfolios which only offer Class A shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio).

    The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    Emerging markets securities are subject to special risks. See "Foreign Investment Risk Factors."

    INVESTORS SHOULD NOTE THAT EACH PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES AND UP TO 25% OF ITS NET ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    THE EMERGING MARKETS PORTFOLIO MAY INVEST IN EQUITY SECURITIES OF RUSSIAN COMPANIES. RUSSIA'S SYSTEM OF SHARE REGISTRATION AND CUSTODY INVOLVES CERTAIN RISKS OF LOSS THAT ARE NOT NORMALLY ASSOCIATED WITH INVESTMENTS IN OTHER SECURITIES MARKETS. SEE "ADDITIONAL INVESTMENT INFORMATION -- RUSSIAN SECURITIES TRANSACTIONS."

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator") and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional Portfolios which are described in other prospectuses and under the Prospectus Summary section herein. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) BALANCED -- Balanced Portfolio;
(iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
     SECURITIES   AND  EXCHANGE  COMMISSION   OR  ANY  STATE  SECURITIES
        COMMISSION PASSED  UPON  THE  ACCURACY OR  ADEQUACY  OF  THIS
           PROSPECTUS.  ANY REPRESENTATION TO                  THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.
                    SUPPLEMENTED THROUGH DECEMBER 30, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                                                              EMERGING
                                                                                 EMERGING      MARKETS
                                                                                  MARKETS       DEBT
SHAREHOLDER TRANSACTION EXPENSES                                                 PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Deferred Sales Load
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Redemption Fees
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Exchange Fees
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee*
  Class A.....................................................................       1.25%        1.00%
  Class B.....................................................................       1.25%        1.00%
12b-1 Fees
  Class A.....................................................................        None         None
  Class B.....................................................................       0.25%        0.25%
Other Expenses
  Class A.....................................................................       0.47%        0.75%
  Class B.....................................................................       0.47%        0.75%
                                                                                -----------  -----------
Total Operating Expenses*
  Class A.....................................................................       1.72%        1.75%
  Class B.....................................................................       1.97%        2.00%
                                                                                -----------  -----------
                                                                                -----------  -----------

------------------------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolios, if necessary, if such fees would cause the Portfolios' total annual operating expenses, as a percentage of average daily net assets, to exceed 1.75% for the Class A shares and 2.00% for the Class B shares. The management fees are 1.25% for the Emerging Markets Portfolio and 1.00% for the Emerging Markets Debt Portfolio. The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for the Portfolios are based on actual figures for the fiscal year ended December 31, 1995. The Class B expenses and fees for each Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of each Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.

                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Emerging Markets Portfolio
  Class A..........................................................   $      17    $      54    $      93    $     203
  Class B..........................................................          20           62          106          230
Emerging Markets Debt Portfolio
  Class A..........................................................          18           55           95          206
  Class B..........................................................          20           63          108          233

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to continue to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolios, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state laws.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares for the Emerging Markets and Emerging Markets Debt Portfolios for each of the periods presented. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1995 Annual Report to Shareholders and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares of the Portfolios is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Financial highlights are not available for the new Class B shares since they were not offered as of December 31, 1995. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                           EMERGING MARKETS PORTFOLIO

                                                                      TWO
                                                       SEPTEMBER    MONTHS       YEAR        YEAR
                                                          25,        ENDED       ENDED       ENDED       YEAR
                                                       1992* TO    DECEMBER    DECEMBER    DECEMBER      ENDED
                                                        OCTOBER       31,         31,         31,      DECEMBER
                                                       31, 1992      1992        1993        1994      31, 1995
                                                       ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $ 10.00     $ 10.11     $ 10.22     $ 19.00     $ 16.30
                                                       ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income/(Loss) (1)...................       --          --       (0.01)      (0.04)       0.08
  Net Realized and Unrealized Gain/ (Loss) on
   Investments.......................................     0.11        0.11        8.79       (1.69)      (2.05)
                                                       ---------   ---------   ---------   ---------   ---------
  Total from Investment Operations...................     0.11        0.11        8.78       (1.73)      (1.97)
                                                       ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  Net Investment Income..............................       --          --          --          --       (0.06)
  Net Realized Gain..................................       --          --          --       (0.97)      (1.13)
                                                       ---------   ---------   ---------   ---------   ---------
  Total Distributions................................       --          --          --       (0.97)      (1.19)
                                                       ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD.......................  $ 10.11     $ 10.22     $ 19.00     $ 16.30     $ 13.14
                                                       ---------   ---------   ---------   ---------   ---------
TOTAL RETURN.........................................     1.10%       1.09%      85.91%      (9.63)%    (12.77)%
                                                       ---------   ---------   ---------   ---------   ---------
                                                       ---------   ---------   ---------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)................  $28,806     $74,219     $735,352    $929,638    $876,591
Ratio of Expenses to Average Net
 Assets (1)(2).......................................     1.75%**     1.75%**     1.75%       1.75%       1.72%
Ratio of Net Investment Gain/(Loss) to Average Net
 Assets (1)(2).......................................    (0.53)%**   (0.33)%**   (0.06)%     (0.26)%      0.60%
Portfolio Turnover Rate..............................        0%          2%         52%         32%         54%
------------------------

(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income........  $  0.02     $  0.00     $  0.01         N/A         N/A
    Ratios before expense limitation:
    Expenses to Average Net Assets....................     4.82%**     2.48%**     1.79%        N/A         N/A
    Net Investment Gain/(Loss) to Average
       Net Assets.....................................    (3.60)%**   (1.06)%**   (0.10)%       N/A         N/A

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.75% of the average daily net assets of the Class A shares and 2.00% of the average net assets of the Class B shares. The Adviser did not waive fees or reimburse expenses for the years ended December 31, 1994 and 1995. In the period ended October 31, 1992, the two month period ended December 31, 1992 and the year ended December 31, 1993, the Adviser waived advisory fees and/or reimbursed expenses totalling $58,000, $50,000 and $122,000, respectively, for the Emerging Markets Portfolio.

 * Commencement of Operations.

** Annualized.

                        EMERGING MARKETS DEBT PORTFOLIO

                                                                                     PERIOD FROM
                                                                                  FEBRUARY 1, 1994*   YEAR ENDED
                                                                                   TO DECEMBER 31,   DECEMBER 31,
                                                                                        1994             1995
                                                                                  -----------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................     $     10.00      $      8.59
                                                                                        --------     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.........................................................            0.50             1.36
  Net Realized and Unrealized Gain/(Loss) on Investments........................           (1.91)            0.91
                                                                                        --------     -------------
  Total from Investment Operations..............................................           (1.41)            2.27
                                                                                        --------     -------------
DISTRIBUTIONS
  Net Investment Income.........................................................              --            (1.86)
  Net Realized Gain.............................................................                            (0.41)
                                                                                        --------     -------------
    Total Distributions.........................................................              --            (2.27)
                                                                                        --------     -------------
NET ASSET VALUE, END OF PERIOD..................................................     $      8.59      $      8.59
                                                                                        --------     -------------
                                                                                        --------     -------------
TOTAL RETURN....................................................................          (14.10)%          28.23%
                                                                                        --------     -------------
                                                                                        --------     -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...........................................     $   144,949      $   181,878
Ratio of Expenses to Average Net Assets.........................................            1.49%**          1.75%
Ratio of Net Investment Income to Average Net Assets............................            9.97%**         14.70%
Portfolio Turnover Rate.........................................................             273%             406%
------------------------

 * Commencement of Operations.
** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-eight portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by  investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries. The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The  ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term   capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The   ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country (as defined in "Investment Objectives and Policies" below) weightings determined by the Adviser.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of under $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The  LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing   in  growth-oriented  equity  securities  of  medium  and  large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    BALANCED:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The  MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at December 31, 1995 had approximately $57.4 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planers, financial services firms or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts, used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    Investing in emerging country securities involves certain considerations not typically associated with investing in securities of U.S. companies, including
(1) restrictions on foreign investment and on repatriation of capital invested in emerging countries, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on emerging country securities markets or lack of a secondary trading market for such securities and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in emerging countries are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in emerging countries than in the U.S. There is also generally less governmental regulation of the securities industry in emerging countries than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the U.S. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, each Portfolio may invest in repurchase agreements, lend its portfolio securities and purchase securities on a when-issued basis. Each Portfolio may invest in foreign currency futures contracts and options to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

    The Emerging Markets Portfolio may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. See "Additional Investment Information -- Russian Securities Transactions."

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. There is no assurance that each Portfolio will attain its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE EMERGING MARKETS PORTFOLIO

    The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks. Under normal conditions, at least 65% of the Portfolio's total assets will be invested in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, which includes the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio intends to invest primarily in some or all of the following countries:

Argentina               Botswana                Brazil                  Chile
China                   Colombia                Greece                  Hong Kong
Hungary                 India                   Indonesia               Jamaica
Jordan                  Kenya                   Malaysia                Mexico
Nigeria                 Pakistan                Peru                    Philippines
Poland                  Portugal                Russia                  South Africa
South Korea             Sri Lanka               Taiwan                  Thailand
Turkey                  Venezuela               Zimbabwe

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantees to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantees would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

    An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country,

(ii) alone, or on a consolidated basis, the company derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) the company is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.)

    To the extent that the Portfolio's assets are not invested in emerging country equity securities, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country, (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries, and (iii) short-term and medium-term debt securities of the type described below under "Temporary Instruments." The
Portfolio's assets may be invested in debt securities when the Portfolio believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Portfolio will invest will be unrated, and whether or not rated, such securities may have speculative characteristics. When deemed appropriate by the Adviser, the Portfolio may invest up to 10% of its total assets (measured at the time of the investment) in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. As of the date of this prospectus, less than 5% of the Portfolio's total assets were invested in junk bonds. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default. For temporary defensive purposes, the Portfolio may invest less than 65% of its total assets in emerging country equity securities, in which case the Portfolio may invest in other equity securities or may invest in debt securities of the kind described under "Temporary Investments" below.

    The Portfolio may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"). ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR.

THE EMERGING MARKETS DEBT PORTFOLIO

    The investment objective of the Portfolio is to seek high total return. In seeking to achieve this objective, the Portfolio will seek to invest at least 65% of its total assets in debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. In addition, the Portfolio may invest up to 35% of its total assets in debt securities of corporate issuers located in or organized under the laws of emerging countries. See "The Emerging Markets Portfolio" above for a definition of emerging countries.

    The Adviser intends to invest the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. Initially, the Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

Algeria                 India                   Philippines
Argentina               Indonesia               Poland
Brazil                  Ivory Coast             Portugal
Bulgaria                Jamaica                 Russia
Chile                   Jordan                  Slovakia
China                   Malaysia                South Africa
Colombia                Mexico                  Thailand
Costa Rica              Morocco                 Trinidad & Tobago
Czech Republic          Nicaragua               Tunisia
Dominican Republic      Nigeria                 Turkey
Ecuador                 Pakistan                Uruguay
Egypt                   Panama                  Venezuela
Greece                  Paraguay                Zaire
Hungary                 Peru

In selecting emerging country debt securities for investment by the Investment Fund, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal conditions, the Portfolio's assets will be invested in issuers in at least three countries.

    The Portfolio's investments in government, government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act. See "Additional Investment Information -- Structured Securities."

    The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country.

Determinations as to eligibility will be made by the Adviser based on publicly available information and inquiries made to the issuer. (See "Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. issuers.) The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. See "Investment Objectives and Policies -- Emerging Country Equity and Debt Securities" in the Statement of Additional Information for further information about Brady Bonds.

    Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. Investments in emerging country debt securities entail special investment risks. See "Additional Investment Information -- Foreign Investment Risk Factors." The Portfolio will be subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years.

    The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Portfolio's assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Additional Investment Information -- Forward Foreign Currency Exchange Contracts" and "Foreign Currency Futures Contracts and Options" in the Statement of Additional Information.

    In selecting particular emerging country debt securities for investment by the Portfolio, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or are expected to be unrated securities of comparable quality. These types of debt obligations are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and of volatility in price than securities in higher rating categories. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

    The Portfolio is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and increases in the yield on the Portfolio's investments. See "Additional Investment Information -- Borrowing and Other Forms of Leverage."

    The Portfolio may also invest in zero coupon, pay-in-kind or deferred payment securities and in securities that may be collateralized by zero coupon securities (such as Brady Bonds). Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." Because the Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. The Portfolio accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    The Portfolio may also invest up to 5% of its total assets in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities, such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a CMO.

    The Portfolio's investments in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participations in loans. See "Additional Investment Information."

                       ADDITIONAL INVESTMENT INFORMATION

    AMERICAN DEPOSITARY RECEIPTS. The Portfolios may on occasion invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be

"sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. The Portfolios may invest in sponsored and unsponsored ADRs.

    BORROWING AND OTHER FORMS OF LEVERAGE. The Emerging Markets Debt Portfolio is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Portfolio's total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowings create leverage, which is a speculative characteristic. Although the Portfolio is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with borrowed monies. Borrowing by the Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Portfolio's net asset value per share and net yield. The Portfolio expects that all of its borrowing will be made on a secured basis. The Portfolio's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    FOREIGN INVESTMENT. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, and the possible adoption of foreign governmental restrictions such as exchange controls.

    Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

    Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Portfolios could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

    The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource  self-sufficiency  and  balance  of  payments  position.  Further,  the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

    With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of each Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and because each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of each Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolios may enter into forward foreign currency exchange contracts that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by a Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    As another means of reducing the risks associated with investing in securities denominated in foreign currencies, the Portfolios may enter into contracts for the future acquisition or delivery of foreign currencies and may purchase foreign currency options. These investment techniques are designed primarily to hedge against anticipated future changes in currency prices, that otherwise might adversely affect the value of the Portfolio's portfolio securities. A Portfolio will incur brokerage fees when it purchases or sells futures contracts or options, and it will be required to maintain margin deposits. As set forth below, futures contracts and options entail risks, but the Adviser believes that use of such contracts and options may benefit the Portfolio by diminishing currency risks. A Portfolio will not enter into any futures contract or option if immediately thereafter the value of all the foreign currencies underlying its futures contracts and foreign currency options would exceed 10% of the value of its total assets. In addition, a Portfolio may enter into a futures contract only if immediately thereafter not more than 5% of its total assets are required as deposit to secure obligations under such contracts.

    The primary risks associated with the use of futures and options are (i) failure to predict accurately the direction of currency movements and (ii) market risks (e.g., lack of liquidity or lack of correlation between the change in value of underlying currencies and that of the value of the Portfolio's futures or options contracts). The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by the Portfolio only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions, see "Investment Objectives and Policies" in the Statement of Additional Information.

    The Emerging Markets Debt Portfolio may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Portfolio the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

    The Portfolio's Custodian will place cash, U.S. government securities or high-grade debt securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Portfolio's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Portfolios may invest in these investment funds subject to the provisions of the 1940 Act, and other applicable laws as discussed below under "Investment Restrictions." If a Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. These Portfolios may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If a Portfolio does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

    LOAN PARTICIPATIONS AND ASSIGNMENTS. The Emerging Markets and Emerging Markets Debt Portfolios may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

    When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing their net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolios may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the United States government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

    As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933 (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    REVERSE REPURCHASE AGREEMENTS. The Emerging Markets Debt Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's ability to maintain a stable net asset value. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

    RUSSIAN SECURITIES TRANSACTIONS. The Emerging Markets Portfolio may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

    In light of the risks described above, the Board of Directors of the Portfolio has approved certain procedures concerning the Portfolio's investments in Russian securities. Among these procedures is a requirement that the Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Portfolio's sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that the Portfolio would otherwise make.

    SHORT SALES. The Emerging Markets Debt Portfolio may from time to time sell securities short without limitation. A short sale is a transaction in which the Investment Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Investment Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S.

government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Investment Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    STOCK OPTION AND INDEX FUTURES CONTRACTS. Each Portfolio may seek to increase its return or may hedge all or a portion of its portfolio investments through stock options and stock index futures contracts with respect to securities in which the Portfolio may invest. There currently are limited options and stock index futures markets in emerging countries and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of stock option and stock index futures contracts by emerging country stock exchanges. Each Portfolio will only engage in transactions in stock options and stock index futures contracts which are traded on a recognized securities or futures exchange.

    The Emerging Markets Debt Portfolio may write (i.e., sell) covered call options on securities and loan participations and assignments held in its portfolio, which options give the purchaser the right to buy the underlying security, loan participation or assignment covered by the option from the Portfolio at the stated exercise price. A "covered" call option means that so long as the Portfolio is obligated as the writer of the option, it will own (i) the underlying security, loan participation or assignment subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the security, loan participation or assignment subject to the option. As a matter of operating policy, the aggregate value of the underlying securities, loan participations and assignments on which options will be written at any one time will not exceed 5% of the total assets of the Portfolio. In addition, as a matter of operating policy, the Portfolio may purchase put and call options on securities, loan participations or assignments.

    The Portfolio will receive a premium from writing call options, which increases the Portfolio's return on the underlying security, loan participation or assignment in the event the option expires unexercised or is closed out at a profit. By writing a call, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security, loan participation or assignment above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods the Portfolio will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities, loan participations and assignments had it not written call options. The Portfolio pays a premium to purchase an option and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security, loan participation or assignment must change and the change must be sufficient to cover the premiums and commissions paid. A price change in the security, loan participation or assignment underlying the option does not assure a profit because prices in the options markets may not always reflect such change.

    The Emerging Markets Debt Portfolio may purchase and sell indexed financial futures contracts. An indexed futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of indexed futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant debt market. No assurance can be given that the Adviser's judgment in this respect will be correct.

    The Portfolio may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Portfolio is not fully invested in emerging country debt securities and anticipates a significant market advance, it may purchase indexed futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of debt securities.

    STRUCTURED SECURITIES. The Emerging Markets Debt Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Emerging Markets Portfolio may reduce its holdings in equity and other securities, and the Emerging Markets Debt Portfolio may reduce its holdings in emerging country debt securities, for temporary defensive purposes, and the Portfolios may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the U.S. or emerging country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or emerging country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and emerging country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries).

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Each Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high grade debt securities or equity securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Each Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, each Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. However, each Portfolio intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes" below and "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets, except the Emerging Markets Debt Portfolio is not subject to such limits on borrowing and may borrow from banks and other entities in amounts not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

LOCAL ADMINISTRATOR FOR THE EMERGING MARKETS PORTFOLIO

    The Emerging Markets Portfolio is required under Brazilian law to have a local administrator in Brazil. Unibanco-Uniao (the "Brazilian Administrator"), a Brazilian corporation, acts as the Portfolio's Brazilian administrator pursuant to an agreement with the Portfolio (the "Brazilian Administration Agreement). Under the Brazilian Administration Agreement, the Brazilian Administrator performs various services for the Portfolio, including effecting the registration of the Portfolio's foreign capital with the Central Bank of Brazil effecting all foreign exchange transactions related to the Portfolio's investments in Brazil and obtaining all approvals required for the Portfolio to make remittances of income and capital gains and for the repatriation of the

Portfolio's investments pursuant to Brazilian law. For its services, the Brazilian Administrator is paid an annual fee equal to 0.125% of the Portfolio's average weekly net assets invested in Brazil, paid monthly. The principal office of the Brazilian Administrator is located at Avenida Eusebio Matoso, 891, Sao Paulo, S.P, Brazil. The Brazilian Administration Agreement is terminable upon six months' notice by either party. The Brazilian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Brazilian law.

    The Emerging Markets Portfolio is required under Colombian law to have a local administrator in Colombia. CitiTrust S.A. (the "Colombian Administrator"), a Colombian Trust Company, acts as the Portfolio's Colombian administrator pursuant to an agreement with the Portfolio (the "Colombian Agreement"). Under the Colombian Agreement, the Colombian Administrator performs various services for the Portfolio, including effecting the registration of the Portfolio's foreign capital with the Central Bank of Colombia, effecting all foreign exchange transactions related to the Portfolio's investments in Colombia and obtaining all approvals required for the Portfolio to make remittances of income and capital gains and for the repatriation of the Portfolio's investments pursuant to Colombian law. For its services, the Colombian Administrator is paid an annual fee of $1000 plus .20% per transaction. The principal office of the Colombian Administrator is located at Sociedad Fiduciaria International S.A., 8-89, Piso 2, Santa Fe de Bogota, Colombia. The Colombian Agreement is terminable upon 30 days' notice by either party. The Colombian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Colombian law.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of the Portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of either Portfolio to exceed the respective percentages of average daily net assets set forth in the table below.

                                                  MAXIMUM TOTAL ANNUAL
                                                        OPERATING
                                                   EXPENSES AFTER FEE
                                                         WAIVERS
                                  MANAGEMENT    -------------------------
          PORTFOLIO                   FEE        CLASS A         CLASS B
------------------------------    -----------   ---------       ---------
Emerging Markets Portfolio             1.25%       1.75%           2.00%
Emerging Markets Debt
 Portfolio                             1.00%       1.75%           2.00%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $57.4 billion, including approximately $41.9 billion under active management and $15.5 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following individuals have primary responsibility for the Portfolio indicated below.

    EMERGING MARKETS PORTFOLIO -- MADHAV DHAR. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal Portfolio Manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is a Director of the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company). He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has had primary responsibility for managing the Portfolio's assets since inception.

    EMERGING MARKETS DEBT PORTFOLIO -- PAUL GHAFFARI. Paul Ghaffari is a Principal of Morgan Stanley. He joined the Adviser in June 1993 as a Vice President and Portfolio Manager for the Morgan Stanley Emerging Markets Debt Fund (a closed-end investment company). Prior to joining the Adviser, Mr. Ghaffari was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, he worked in LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co. Inc. and worked in the Treasury Department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pamona College and an M.S. in Foreign Service from Georgetown University. Mr. Ghaffari has had primary responsibility for managing the Portfolio's assets since inception.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), Chase provides certain administrative services to the Fund. In a merger completed on September 1, 1995, Chase succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds
Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interest of the

Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan
Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares for each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each a "Plan"). Under each Plan, the Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    Each Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Emerging Markets Portfolio pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including organizational costs, legal fees, accountant's fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for either Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A Shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

    If the value of a New Account, containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planers, financial services firms or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts, used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form, and mailing it, together with a check ($500,000 minimum for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

     Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Manhattan Plaza
    New York, NY 10081-1000
    ABA#021000021
    DDA# 910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of each Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name and portfolio be specified in the letter or wire to ensure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free:
1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolios is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolios will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future purchases in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of each Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of each Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of each of the Portfolios is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolios may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    Each Portfolio will redeem its Class A or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

         (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)  Any  required   signature  guarantees   (see  "Further   Redemption
    Information" below); and

         (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be sent to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108. The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in either Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See
"Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of your current portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of each of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of each Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determined prices in accordance with the above-stated procedures, are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distributions expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains of each Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of each Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under The Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (I.E., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of each Portfolio will differ at times. Expenses of each Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will qualify for the 70% dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, exchange or redemption of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the sold, exchanged or redeemed shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan

Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those Directors who are not "interested persons," as defined in the Investment Company Act of 1940 (the "1940 Act") have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although neither Portfolio will invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. The Emerging Markets Portfolio anticipates that, under normal circumstances, its annual portfolio turnover rate will not exceed 50%. The Emerging Markets Debt Portfolio anticipates that, under normal circumstances, its annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolio's historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

                 (This page has been left blank intentionally.)

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                If you need assistance in filling out
                                                this form for the Morgan Stanley
      ACCOUNT INFORMATION                       Institutional Fund, please contact your
      Fill in where applicable                  Morgan Stanley representative or call us
                                                toll free 1-(800)-548-7786. Please print
                                                all items except signature, and mail to
                                                the Fund at the address above.

  A)  REGISTRATION

                            1.

      1. INDIVIDUAL

                                                              First
Name                      Initial                          Last Name

      2. JOINT TENANTS

        (RIGHTS OF SURVIVORSHIP

                            2.

        PRESUMED UNLESS

                                                              First
Name                      Initial                          Last Name

        TENANCY IN COMMON

        IS INDICATED)

                                                              First
Name                      Initial                          Last Name


                            3.

      3. CORPORATIONS,
        TRUSTS AND OTHERS
        Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

Type of Registration:  / / INCORPORATED  / / UNINCORPORATED         / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                         ASSOCIATION                                    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

                            / / TRUST __________  / / OTHER (Specify) __________

                                    Street or P.O. Box

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

                            City                                           State
                                                                             Zip
                                                                              --
                                           Home Telephone
No.                                                   Business Telephone No.
                                                         --       -- --       --
                            / / United States Citizen  / / Resident Alien  / /
Non-Resident Alien: Indicate Country of Residence ______________________________

  C)  TAXPAYER                                  PART 1. Enter your Taxpayer               IMPORTANT TAX INFORMATION
      IDENTIFICATION                            Identification Number. For most           You  (as a payee) are required by law to
      NUMBER                                    individual taxpayers, this is your        provide us (as payer) with your  correct
      If the account is in more than one name,  Social Security Number.                   Taxpayer Identification Number. Accounts
      CIRCLE THE                                TAXPAYER IDENTIFICATION NUMBER            that   have   a  missing   or  incorrect
                                                                                          Taxpayer Identification  Number will  be
                                                                                          subject  to backup withholding  at a 31%
                                                                                          rate on

                          --

      NAME OF THE PERSON WHOSE TAXPAYER         -- -- -- -- -- -- -- -- -- -- -- --       dividends,   distributions   and   other
      IDENTIFICATION NUMBER IS PROVIDED IN      OR                                        payments.  If you  have not  provided us
      SECTION A) ABOVE. If no name is circled,  SOCIAL SECURITY NUMBER                    with your correct taxpayer
      the number                                                                          identification  number,   you   may   be
                                                                                          subject  to a $50 penalty imposed by the
                                                                                          Internal Revenue Service.
                                                                                          Backup withholding is not an  additional
                                                                                          tax;   the  tax   liability  of  persons
                                                                                          subject to  backup withholding  will  be
                                                                                          reduced  by the amount  of tax withheld.
                                                                                          If withholding

                           --        --

      will be considered to be that of the      -- -- -- -- -- -- -- -- -- -- -- --       results in  an overpayment  of taxes,  a
      last name listed. For Custodian account   PART 2. BACKUP WITHHOLDING                refund may be obtained.
      of a minor (Uniform Gift/Transfer to      / / Check this box if you are NOT         You may be notified that you are subject
      Minor Act), give the Social Security      subject to Backup Withholding under the   to   backup  withholding  under  Section
      Number of the minor.                      provisions of Section 3406(a)(1)(C) of    3406(a)(1)(C) of  the  Internal  Revenue
                                                the Internal Revenue Code.                Code   because  you  have  underreported
                                                                                          interest  or  dividends   or  you   were
                                                                                          required  to but failed to file a return
                                                                                          which would have  included a  reportable
                                                                                          interest  or  dividend  payment.  IF YOU
                                                                                          HAVE NOT BEEN SO NOTIFIED, CHECK THE BOX
                                                                                          IN PART 2 AT LEFT.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SELECTION                           Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum $500,000 and      Emerging Markets Portfolio
      Class B shares minimum $100,000). Please  Emerging Markets Debt
      indicate Portfolio, class and amount.     Portfolio
                                                                                Total Initial Investment $

                                    Payment by:

                                    / / Check (MAKE CHECK PAYABLE TO MORGAN
STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)
  E)  METHOD OF
      INVESTMENT
      Please indicate manner of payment.

/ / Exchange $ From                                            -- - - - - - - - - - -- - -
                                           Name of Portfolio           Account No.
/ / Account previously established by:  / / Phone
exchange  / / Wire on                                          -- - - - - - - - - - -- - -
                                                              Account No.            (Check
                                                               (Previously assigned by the
                                                                      Fund)   Digit)
                                                              Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any)
      OPTION                                    will be reinvested in additional shares unless either box
                                                below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      Please select at time of        requests to wire redemption proceeds to
      initial application if you      the commercial bank indicated at right
      wish to redeem shares by        and/or mail redemption proceeds to the
      telephone. A SIGNATURE          name and address in which my/our fund
      GUARANTEE IS REQUIRED IF BANK   account is registered if such requests
      ACCOUNT IS NOT REGISTERED       are believed to be authentic.
      IDENTICALLY TO YOUR FUND        The Fund and the Fund's Transfer Agent
      ACCOUNT.                        will employ reasonable procedures to
      TELEPHONE REQUESTS FOR          confirm that instructions communicated
      REDEMPTIONS WILL NOT BE         by telephone are genuine. These
      HONORED UNLESS THE BOX IS       procedures include requiring the
      CHECKED.                        investor to provide certain personal
                                      identification information at the time
                                      an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                    Name
      In addition to the account statement
      sent to my/our registered address, I/we
      hereby authorize the fund to mail         Address
      duplicate statements to the name and
      address provided at right.                City        State        Zip Code

  I)  DEALER
      INFORMATION
                                                Representative
                                                Name                  Representative
                                                No.                     Branch
                                                No.

       J)  SIGNATURE OF
           ALL HOLDERS
           AND TAXPAYER
           CERTIFICATION


The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional
Fund,  Inc. and agree to  be bound by its  terms. UNDER THE PENALTIES OF
PERJURY, I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C)  ABOVE
IS TRUE, CORRECT AND COMPLETE.

THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.

(X)                                  (X)
Signature                                           Date Signature                                           Date
                                     Sign Here ,

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    7
Investment Objectives and Policies................   11
Additional Investment Information.................   15
Investment Limitations............................   24
Management of the Fund............................   25
Purchase of Shares................................   27
Redemption of Shares..............................   31
Shareholder Services..............................   33
Valuation of Shares...............................   34
Performance Information...........................   35
Dividends and Capital Gains Distributions.........   35
Taxes.............................................   36
Portfolio Transactions............................   37
General Information...............................   38
Account Registration Form

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
---------------------------------
---------------------------------
---------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                           U.S. REAL ESTATE PORTFOLIO

                                PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-eight portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the U.S. Real Estate Portfolio (the "Portfolio"). On January 2, 1996, the Portfolio began offering two classes of shares: the Class A shares and the Class B shares, except for the Money Market, Municipal Money Market and International Small Cap Portfolios which only offer Class A shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio).

    INVESTORS SHOULD NOTE THAT THE PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES OTHER THAN RULE 144A SECURITIES AND NO MORE THAN 15% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Emerging Growth, Equity Growth, Aggressive Equity, MicroCap, Small Cap Value Equity, Value Equity and U.S. Real Estate Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated May 1, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION, NOR  HAS  THE
    SECURITIES  AND EXCHANGE COMMISSION OR  ANY STATE SECURITIES COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.   ANY
     REPRESENTATION    TO   THE    CONTRARY   IS    A   CRIMINAL   OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.
                     SUPPLEMENTED THROUGH DECEMBER 30, 1996

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.........................................     None
  Class B.........................................     None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.........................................     None
  Class B.........................................     None
Deferred Sales Load
  Class A.........................................     None
  Class B.........................................     None
Redemption Fees
  Class A.........................................     None
  Class B.........................................     None
Exchange Fees
  Class A.........................................     None
  Class B.........................................     None

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.........................................    0.47%
  Class B.........................................    0.47%
12b-1 Fees
  Class A.........................................     None
  Class B.........................................    0.25%
Other Expenses
  Class A.........................................    0.53%
  Class B.........................................    0.53%
                                                    ---------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.........................................    1.00%
  Class B.........................................    1.25%
                                                    ---------
                                                    ---------

------------------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the management fee would be 0.80%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.33% of the average daily net assets of the Class A shares and 1.58% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio based on actual figures for the period ended December 31, 1995. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of the Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The example is based on total operating expenses of the Portfolio after fee waivers.

                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
U.S. Real Estate Portfolio
  Class A..........................................................   $      10    $      32    $      55    $     122
  Class B..........................................................   $      13    $      40    $      69    $     151

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolio for the period presented. The audited financial highlights for the Class A shares for the period ended December 31, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1995 Annual Report to Shareholders and which is included in the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse, LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Financial highlights are not available for the new Class B shares since they were not offered as of December 31, 1995. The following information should be read in conjunction with the financial statements and notes thereto.

                           U.S. REAL ESTATE PORTFOLIO

                                      PERIOD FROM
                                     FEBRUARY 24,
                                       1995* TO
                                     DECEMBER 31,
                                         1995
                                     -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $   10.00
                                     -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)........       0.26
  Net Realized and Unrealized Gain
   on Investments..................       1.84
                                     -------------
  Total from Investment
   Operations......................       2.10
                                     -------------
DISTRIBUTIONS
  Net Investment Income............      (0.24)
  Net Realized Gain................      (0.44)
                                     -------------
    Total Distribution.............      (0.68)
                                     -------------
NET ASSET VALUE, END OF PERIOD.....  $   11.42
                                     -------------
                                     -------------
TOTAL RETURN.......................      21.07%
                                     -------------
                                     -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands).....................  $  69,509
  Ratio of Expenses to Average Net
   Assets (1)(2)...................       1.00%**
  Ratio of Net Investment Income to
   Average Net Assets (1)(2).......       4.04%**
  Portfolio Turnover Rate..........        158%

------------------------------

(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income........  $  0.02
    Ratios before expense limitation:
    Expenses to Average Net Assets....................     1.33%**
    Net Investment Income to Average Net Assets.......     3.71%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the period ended December 31, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $129,000, for the Portfolio.

 * Commencement of Operations.

** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-eight portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet specific goals. The investment objective of the U.S. Real Estate Portfolio is as follows:

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The  ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term   capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The   ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country (as defined in "Investment Objective and Policies" below) weightings determined by the Adviser.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The  LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including United States issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of  current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which at December 31, 1995, together with its affiliated asset management companies, had approximately $57.4 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by certain employees of the Adviser and of its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for a Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for any continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for any continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. Because the Portfolio invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. The Portfolio's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than his original cost. Because it is expected that the Portfolio will invest a substantial portion of its assets in real estate investment trusts ("REITs"), the Portfolio may also be subject to certain risks associated with the direct investments of REITs. Because the Portfolio is a non-diversified portfolio, the Portfolio will invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk with respect to its portfolio securities. See "Investment Objective and Policies -- Risk Factors."

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

    The investment objective of the Portfolio is to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). Equity securities include common stocks, shares or units of beneficial interest of REITs, limited partnership interests in master limited partnerships, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stock.

    Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of companies principally engaged in the U.S. real estate industry. For purposes of the Portfolio's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others:
REITs, master limited partnerships that invest in interests in real estate, real estate operating companies, and companies with substantial real estate holdings, such as hotel companies, residential builders and land-rich companies. The Portfolio seeks to invest in equity securities of companies that provide a dividend yield that exceeds the composite dividend yield of securities comprising the Standard & Poor's Stock Price Index ("S&P 500").

    A substantial portion of the Portfolio's total assets will be invested in securities of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The Portfolio will invest primarily in Equity REITs. A shareholder in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, he will bear not only his proportionate share of the expenses of the Portfolio, but also indirectly, the management expenses of underlying REITs.

    Under normal circumstances, the Portfolio may invest up to 35% of its total assets in debt securities issued or guaranteed by real estate companies or secured by real estate assets and rated, at time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of purchase, high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances issued by domestic or foreign insures, or high-grade debt securities, consisting of corporate debt securities and United States Government securities. Securities rated in the lowest category of investment grade securities have speculative characteristics. Investment grade securities are securities that are rated in one of the four highest rating categories by an NRSRO.

    Any remaining assets not invested as described above may be invested in certain securities or obligations, including derivative securities, as set forth in "Additional Investment Information" below. The Portfolio may concentrate in the U.S. real estate industry, but may not invest more than 25% of its total assets in securities of companies in any one other industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry).

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. Because the Portfolio invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolio's investments. The Portfolio's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than his original cost.

    Because it is expected that the Portfolio will invest a substantial portion of its assets in REITs, the Portfolio will also be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Portfolio will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

    Because the Portfolio is a non-diversified portfolio, the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk with respect to its portfolio securities. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the Portfolio's securities were diversified among more issuers. The Portfolio, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See "Taxes" and "Investment Limitations."

                       ADDITIONAL INVESTMENT INFORMATION

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities, other debt securities, commercial paper including bank obligations, certificates of deposit, and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. The Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is not readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 15% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    STOCK OPTIONS, FUTURES CONTRACTS AND OPTIONS IN FUTURES CONTRACTS. The Portfolio may write (i.e., sell) covered call options on portfolio securities. The Portfolio may write covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Portfolio will write put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Portfolio may also purchase put options on its portfolio securities or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Portfolio may enter into futures contracts and options on futures contracts to remain fully invested and to reduce transaction costs. The Portfolio may also enter into futures transactions as a hedge against fluctuations in the price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in futures contracts and options on futures contracts.

    The Portfolio may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over-the-counter or which are synthetic options or futures or equity swaps, and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in future contracts.

    Options, futures and options on futures are derivative securities, in which the Portfolio may invest for hedging purposes, as well as to remain fully invested and to reduce transaction costs. Investing for the latter two purposes may be considered speculative. The primary risks associated with the use of options, futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option or a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    TEMPORARY INVESTMENTS. For temporary defensive purposes, when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in money market instruments consisting of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase and other long- and short-term debt instruments which are rated A or higher by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of purchase, and may hold a portion of its assets in cash.

    WHEN-ISSUED  AND DELAYED  DELIVERY SECURITIES.   The  Portfolio may purchase
securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a non-diversified investment company, the Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. However, the Portfolio intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification a regulated investment company. See "Investment Limitations" in the Statement of Additional Information.

    The Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations, as described below and in the Statement of Additional Information. The Portfolio may not: (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) invest more than 10% of its total assets in Restricted Securities, except that the Portfolio may invest up to 15% of its total assets in Restricted Securities that are 144A Securities, subject to the limitation on illiquid securities described above; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iv) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's total assets at the time of borrowing; (v) invest in fixed time deposits with a duration of over seven calendar days; or (vi) invest in fixed timed deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser is entitled to receive from the Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net assets set forth below.

                                                  MAXIMUM TOTAL ANNUAL
                                                        OPERATING
                                  MANAGEMENT       EXPENSES AFTER FEE
                                      FEE                WAIVERS
                                  -----------   -------------------------
          PORTFOLIO                              CLASS A         CLASS B
------------------------------                  ---------       ---------
U.S. Real Estate Portfolio             0.80%       1.00%           1.25%

    The fee payable by the Portfolio is higher than the management fee paid by most investment companies, but the Adviser believes the fee is comparable to those of investment companies with similar investment objectives.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $57.4 billion, including approximately $41.9 billion under active management and $15.5 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGER. -- RUSSELL C. PLATT. Mr. Platt joined Morgan Stanley in 1982 and currently is a Principal of the Firm. Russell Platt has primary responsibility for managing the real estate securities investment business for Morgan Stanley Asset Management ("MSAM") and serves as a member of the Investment Committee of The Morgan Stanley Real Estate Fund ("MSREF"). Previously, Mr. Platt served as a Director of MSREF, where he was involved in capital raising, acquisitions, oversight of investments and investor relations. MSREF is a privately held limited partnership engaged in the acquisition of real estate assets, portfolios and real estate operating companies with gross assets of approximately $3.5 billion as of December 1994. From 1991 to 1993, Mr. Platt was head of Morgan Stanley's Transaction Development Group, which was responsible for identifying and structuring real estate investment opportunities for the Firm and its clients worldwide. As part of these responsibilities, Mr. Platt directed Morgan Stanley Realty's activities in Latin America and served as U.S. liaison for Morgan Stanley Realty's Japanese real estate clients. From 1990 to 1991, Mr. Platt was based in Morgan Stanley Realty's London Office, where he was responsible for European transaction development. Prior to this, he had extensive transaction responsibilities involving portfolio, retail, office, hotel and apartment sales and financings. Mr. Platt graduated from Williams College in 1982 with a B.A. in Economics and received his M.B.A. from Harvard Business School in 1986. Mr. Platt is a member of the Board of Trustees of The National Multi

Housing Council and The Wharton Real Estate Center, and a member of The Urban Land Institute (International Council), the National Association of Real Estate Investment Trusts and the Pension Real Estate Association.

    THEODORE R. BIGMAN. Mr. Bigman joined Morgan Stanley Asset Management in 1995 as a Vice President. Together with Russell Platt, he is responsible for MSAM's real estate securities research. Prior to joining MSAM, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. Since 1992, Mr. Bigman established and managed the REIT effort at CS First Boston, including primary responsibility for $2.5 billion of initial public offering by real estate investment trusts. Previously, Mr. Bigman had extensive real estate experience in a wide variety of transactions involving the financing and sale of both individual assets and portfolios of real estate assets as well as the acquisition and sale of several real estate companies. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. He is a member of the National Association of Real Estate Investment Trusts and International Council of Shopping Centers.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide to the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), Chase provides certain administrative services to the Fund. In a merger completed on September 1, 1995, Chase succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administrative responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement, as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for the Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A Shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.

    If  the  value of  a  New Account,  containing  Class A  shares  falls below
$500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a
Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Real Estate Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

    Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The class(es) of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected, and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Manhattan Plaza
    New York, NY 10081-1000
    ABA #021000021
    DDA #910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE.   The  same procedure outlined  under "By  Federal Funds  Wire"
   above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Real Estate Portfolio" at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to insure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors  may  also invest  in the  Fund by  purchasing shares  through the
Distributor.  See  "Purchase   of  Shares"  in   the  Statement  of   Additional
Information.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)  Any  required   signature  guarantees   (see  "Further   Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See
"Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern time) are processed at the close of business that same day based on the net asset value of the class of the Portfolios involved in the exchange of the shares at the close of business. Requests received after 4:00 p.m. (Eastern time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted sale price, or when securities exchange valuations are used, at the latest quoted bid price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the bid price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    The Portfolio expects to distribute substantially all of its net investment income in the form of quarterly dividends beginning with a distribution at the end of the first calendar quarter of 1996. Net realized gains for the Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. It is the Portfolio's intent to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will continue to be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for the corporate dividend received deduction.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. The Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, redemption or exchange of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the sale, exchange or redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed, exchanged or sold shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those

Directors who are not "interested persons," as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that under normal circumstances, the annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Portfolio.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each portfolio.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          U.S. REAL ESTATE PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                       Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                  Morgan Stanley representative or call us toll free
                                                1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                                  Enter  your Taxpayer Identification Number. For most individual taxpayers, this is
      IDENTIFICATION                            your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                                          OR
                                                1.         TAXPAYER IDENTIFICATION        SOCIAL SECURITY NUMBER
                                                NUMBER ("TIN")                            ("SSN")
                                                                                          OR
                                                2.                                                          TIN SSN

                                                                                          OR
                                                TIN                                       SSN

                                                IMPORTANT TAX INFORMATION
                                                You  (as a payee) are required  by law to provide us  (as payer) with your correct
                                                TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s)  will be  subject to backup  withholding at a  31% rate on  dividends, distributions and other payments. If you have  not provided us with  your correct TIN(s) or  SSN(s), you  may be  subject to  a $50  penalty imposed  by the  Internal Revenue Service.
                                                Backup withholding is not an additional tax; the tax liability of persons  subject to  backup  withholding  will  be  reduced  by  the  amount  of  tax  withheld. If withholding results  in  an  overpayment  of taxes,  a  refund  may  be  obtained.
                                                You  may be  notified that  you are  subject to  backup withholding  under Section
                                                3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you  were required to,  but failed to, file  a return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND                             For Purchase of the following   / / Class A Shares $  / / Class B Shares $
      CLASS SECTION                             Portfolio:
      (Class A shares minimum $500,000 for      U.S. Real Estate Portfolio
      each Portfolio and Class B shares
      minimum $100,000 for the Global Equity,
      International Equity, Asian Equity,
      European Equity, Japanese Equity and
      Latin American Equity Portfolios).
      Please indicate Portfolio, class and
      amount.
                                                                                Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION                              Income dividends and capital gains distributions (if any) to
      OPTION                                    be reinvested in additional shares unless either box below is checked.
                                                / / Income dividends to be paid in cash, capital gains
                                                distributions (if any) in shares.
                                                / / Income dividends and capital gains distributions (if
                                                any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  G)
      Name of COMMERCIAL Bank (Not Savings Bank)
      Bank Account No.
                                                   Bank ABA No.
      Name(s) in which your BANK Account is Established
      Bank's Street Address
      City                           State                           Zip

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                                Representative Name                        Representative
                                                No.                            Branch
                                                No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS
COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON  THIS FORM IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2)  I/WE
           ARE  NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE
           HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A
           RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE  NO
           LONGER SUBJECT TO BACKUP WITHHOLDING.
       /  / IF NO TIN(S) OR SSN(S) HAS/HAVE BEEN PROVIDED ABOVE, I/WE  HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE
           SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER
           TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL
           TO FURNISH MY/OUR CORRECT SSN(S) OR TIN(S),  I/WE MAY BE SUBJECT TO A  PENALTY AND A 31% BACKUP WITHHOLDING  ON
           DISTRIBUTIONS  AND REDEMPTION PROCEEDS.  (PLEASE PROVIDE EITHER NUMBER  ON IRS FORM W-9).  YOU MAY REQUEST SUCH
           FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES OF  PERJURY, I/WE CERTIFY  THAT I/WE  ARE NOT U.S.  CITIZENS OR  RESIDENTS AND I/WE  ARE EXEMPT  FOREIGN
PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
REQUIRED TO AVOID BACKUP WITHHOLDING.

(X)                                                           (X)
Signature                                                     Date Signature (if joint account, both must sign)   Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   12
Investment Limitations............................   15
Management of the Fund............................   16
Purchase of Shares................................   18
Redemption of Shares..............................   22
Shareholder Services..............................   24
Valuation of Shares...............................   25
Performance Information...........................   26
Dividends and Capital Gains Distributions.........   26
Taxes.............................................   26
Portfolio Transactions............................   28
General Information...............................   29
Account Registration Form

                           U.S. REAL ESTATE PORTFOLIO

                                PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-eight portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Active Country Allocation Portfolio (the "Portfolio"). On January 2, 1996, the Portfolio began offering two classes of shares, the Class A shares and the Class B shares, except for the Money Market, Municipal Money Market and International Small Cap Portfolios which only offer Class A shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio).

    The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated May 1, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION, NOR  HAS  THE
    SECURITIES  AND EXCHANGE COMMISSION OR  ANY STATE SECURITIES COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.   ANY
     REPRESENTATION    TO   THE    CONTRARY   IS    A   CRIMINAL   OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.
                    SUPPLEMENTED THROUGH DECEMBER 30, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Active Country Allocation Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.................................................................................        None
  Class B.................................................................................        None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.................................................................................        None
  Class B.................................................................................        None
Deferred Sales Load
  Class A.................................................................................        None
  Class B.................................................................................        None
Redemption Fees
  Class A.................................................................................        None
  Class B.................................................................................        None
Exchange Fees
  Class A.................................................................................        None
  Class B.................................................................................        None

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.................................................................................       0.27%
  Class B.................................................................................       0.27%
12b-1 Fees
  Class A.................................................................................        None
  Class B.................................................................................       0.25%
Other Expenses
  Class A.................................................................................       0.53%
  Class B.................................................................................       0.53%
                                                                                            -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A.................................................................................       0.80%
  Class B.................................................................................       1.05%
                                                                                            -----------
                                                                                            -----------

------------------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the management fee would be 0.65%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.18% of the average daily net assets of the Class A shares and 1.43% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio are based on actual figures for the fiscal year ended December 31, 1995. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of the Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.

                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Active Country Allocation Portfolio
  Class A..........................................................   $       8    $      26    $      44    $      99
  Class B..........................................................          11           33           58          128

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolio for each of the periods presented. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1995 Annual Report to Shareholders and which are included in the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Financial highlights are not available for the new Class B shares since they were not offered as of December 31, 1995. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                                      JANUARY 17,
                                         1992*        TWO MONTHS
                                      TO OCTOBER         ENDED
                                          31,        DECEMBER 31,              YEARS ENDED DECEMBER 31,
                                         1992            1992            1993            1994            1995
                                     -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $   10.00       $    9.37       $        9.59   $       12.21   $       11.65
                                     -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)........       0.11            0.02                0.13            0.19            0.17
  Net Realized and Unrealized Gain/
   (Loss) on Investments...........      (0.74)           0.20                2.75           (0.25)           1.00
                                     -------------   -------------   -------------   -------------   -------------
  Total from Investment
   Operations......................      (0.63)           0.22                2.88           (0.06)           1.17
                                     -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income............         --              --               (0.09)          (0.14)          (0.25)
  In Excess of Net Investment
   Income..........................         --              --               (0.08)             --           (0.10)
  Net Realized Gain................         --              --                  --           (0.36)          (0.84)
  In Excess of Net Realized Gain...         --              --               (0.09)             --              --
                                     -------------   -------------   -------------   -------------   -------------
  Total Distributions..............         --              --               (0.26)          (0.50)          (1.19)
                                     -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD.....  $    9.37       $    9.59       $       12.21   $       11.65   $       11.63
                                     -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------
TOTAL RETURN.......................      (6.30)%          2.35%              30.72%          (0.52)%         10.57%
                                     -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands).......................  $  47,534       $  50,234       $     150,854   $     182,977   $     170,663
Ratio of Expenses to Average Net
 Assets (1)(2).....................       0.88%**         0.80%**             0.80%           0.80%           0.80%
Ratio of Net Investment Income to
 Average Net Assets (1)(2).........       2.32%**         1.22%**             1.29%           1.43%           1.26%
Portfolio Turnover Rate............         62%              2%               % 53            % 51            % 72
------------------------------
(1) Effect of voluntary expense
    limitation during the period:
     Per share benefit to net
      investment income............  $    0.03       $    0.01       $        0.05   $        0.03   $        0.05
     Ratios before expense
      limitation:
     Expenses to Average Net
      Assets.......................       1.58%**         1.70%**             1.33%           1.00%           1.18%
     Net Investment Income to
      Average Net Assets...........       1.62%**         0.32%**             0.76%           1.23%           0.88%

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.65% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.80% of the average daily net assets of the Class A shares and 1.05% of the average daily net assets of the Class B shares. In the period ended October 31, 1992, the two months ended December 31, 1992, and the years ended December 31, 1993, 1994 and 1995, the Adviser waived management fees and/or reimbursed expenses totalling $164,000, $72,000, $552,000, $367,000 and
    $618,000, respectively, for the Portfolio.

 * Commencement of Operations.

** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-eight portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. This Prospectus pertains to the Class A and Class B shares of the Active Country Allocation Portfolio.

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in the equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of issuers throughout the world, including United States issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of non-United States issuers.

    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country (as defined in "Investment Objectives and Policies" below) weightings determined by the Adviser.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of non-United States issuers with equity market capitalizations of less than $1 billion.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    US EQUITY:
    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing  in  growth-oriented  equity  securities  of  medium  and   large
     capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:
    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:
    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including United States issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with the preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:
    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at December 31, 1995 had approximately $57.4 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by certain employees of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts." See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for a Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will automatically convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio will invest in securities of foreign issuers, including issuers in emerging countries, which are subject to certain risks not typically associated with domestic securities, including (1) restrictions on foreign investment and on repatriation of capital invested in foreign countries, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on foreign country securities markets or lack of a secondary trading market for such securities and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in foreign countries are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There is also generally less governmental regulation of the securities industry in foreign countries than the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. See "Investment Objective and Policies" and "Additional Investment Information." In addition, the Portfolio may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis and invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each of these investment strategies involves specific risks which are described under "Investment Objective and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Active Country Allocation Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Active Country Allocation Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

    The investment objective of the Active Country Allocation Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices. The Adviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Adviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

    The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. With respect to the Portfolio, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portion of the Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

Argentina        Portugal
Brazil           Philippines
India            South Africa
Indonesia        South Korea
Malaysia         Thailand
Mexico           Turkey

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

    An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors and Special Considerations" for a discussion of the nature of information publicly available for non-U.S. companies.)

    By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Adviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

    Within a particular country, investments are made through the purchase of equity securities which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International index for the given country. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. With respect to the Portfolio, equity securities include common and preferred stock, convertible securities, and rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

    Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. See "Investment Objective and Policies" in the Statement of Additional Information.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

    FOREIGN INVESTMENT. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. See "Taxes". Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls.

    Such investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts, that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Contracts" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    OPTIONS AND FUTURES. The Portfolio may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Portfolio will write covered put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Portfolio may also purchase put or call options on its portfolio securities. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Portfolio may enter into futures contracts and options on futures contracts as a hedge against fluctuations in the price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may also enter into futures transactions to remain fully invested and to reduce transaction costs. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under all such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in options, futures contracts and options on futures contracts.

    The Portfolio may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over the counter or which are synthetic options or futures or equity swaps, and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

    The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines adopted by the Fund's Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    WHEN-ISSUED  AND DELAYED  DELIVERY SECURITIES.   The  Portfolio may purchase
securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a diversified investment company, the Portfolio is subject to the following limitations: (a) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's net assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its Portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the Active Country Allocation Portfolio an annual management fee, payable quarterly, equal to 0.65% of the average daily net assets of the Portfolio.

    The fees of the Portfolio, which involves international investments, are higher than those of most investment companies but comparable to those of investment companies with similar objectives. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Class A shares of the Portfolio and 1.05% of the average daily net assets of the Class B shares of the Portfolio.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $57.4 billion, including approximately $41.9 billion under active management and $15.5 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and officer of several registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal portfolio manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is the portfolio manager of the Fund's Emerging Markets Portfolio, the Emerging Markets and Global Equity Allocation Funds of the Morgan Stanley Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). Mr. Dhar is also a director of the Morgan Stanley Emerging Markets Fund, Inc. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Principal of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under

Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    Under an agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), Chase provides certain administrative services to the Fund. In a merger completed on September 1, 1995, Chase succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    LOCAL ADMINISTRATOR  FOR THE  PORTFOLIO.   The Portfolio  is required  under
Brazilian law to have a local administrator in Brazil. Unibanco-Uniao (the "Brazilian Administrator"), a Brazilian corporation, acts as the Portfolio's Brazilian administrator pursuant to an agreement with the Portfolio (the "Brazilian Administration Agreement"). Under the Brazilian Administration
Agreement, the Brazilian Administrator performs various services for the Portfolio, including effecting the registration of the Portfolio's foreign capital with the Central Bank of Brazil, effecting all foreign exchange transactions related to the Portfolio's investments in Brazil and obtaining all approvals required for the Portfolio to make remittances of income and capital gains and for the repatriation of the Portfolio's investments pursuant to Brazilian law. For its services, the Brazilian Administrator is paid an annual fee equal to 0.125% of the Portfolio's average weekly net assets invested in Brazil, paid monthly. The principal office of the Brazilian Administrator is located at Avenida Eusebio Matoso, 891, Sao Paulo, S.P., Brazil. The Brazilian Administration Agreement is terminable upon six months' notice by either party. The Brazilian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Brazilian law.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and review the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Fund.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares'
average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for the Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A Shares subject to conditions, including a lower minimum investment, established by Officers of the Fund.

    If the value of a New Account, containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    Investors may also invest in the Fund by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended, and "rabbi trusts." Broker-dealers who make purchases for their customers may charge a fee for such services.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A Shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

INITIAL INVESTMENTS

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- Active Country Allocation Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

    Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Class(es) of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Manhattan Plaza
    New York, NY 10081-1000
    ABA #021000021
    DDA #910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE.   The  same procedure outlined  under "By  Federal Funds  Wire"
   above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- Active Country Allocation Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern
Time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)   Any  required   signature  guarantees   (see  "Further  Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information." The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-Kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See
"Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name and account number of the Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. The Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10 under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Such dividends paid by the Portfolio will generally not qualify for the 70% dividends-received deduction for corporate shareholders. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Portfolio's shares. The Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, exchange or redemption of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed, exchanged or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of each portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% in normal circumstances.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          ACTIVE COUNTRY ALLOCATION PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

                                                                    If you need assistance in filling out this form for the
      ACCOUNT INFORMATION                                           Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable                                      Morgan Stanley representative or call us toll free
                                                                    1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                  First Name                  Initial                  Last Name

2.
                  First Name                  Initial                  Last Name

                  First Name                  Initial                  Last Name

      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund for additional
      documents that may be required to set up account and to authorize transactions.

3.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

  B)  MAILING ADDRESS
      Please fill in completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence ___________________________________________________________

  C)  TAXPAYER                                                      Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION                                                taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                                                    OR
                                                                    1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                                                    IDENTIFICATION NUMBER           ("SSN")
                                                                    ("TIN")
                                                                                                    OR
                                                                    2.         TIN                  SSN
                                                                                                    OR
                                                                    TIN                             SSN

                                                                    IMPORTANT TAX INFORMATION
                                                                    You  (as a payee) are required by law to provide us (as payer)
                                                                    with your  correct  TIN(s) or  SSN(s).  Accounts that  have  a missing  or  incorrect TIN(s)  or  SSN(s) will  be  subject to backup withholding at a  31% rate on dividends,  distributions and  other payments.  If you  have not  provided us  with your correct TIN(s) or SSN(s), you may be subject to a $50  penalty imposed by the Internal Revenue Service.
                                                                    Backup withholding is not an additional tax; the tax liability of  persons subject to  backup withholding will  be reduced by the amount  of  tax withheld.  If  withholding results  in  an
                                                                    overpayment    of   taxes,   a   refund   may   be   obtained.
                                                                    You may be notified that you are subject to backup withholding under Section  3406(a)(1)(C)  of  the  Internal  Revenue  Code
                                                                    because  you have  underreported interest or  dividends or you were required to,  but failed  to, file a  return which  would have included a reportable interest or dividend payment.

  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares $  / / Class B Shares $
      (Class A shares minimum    Active Country Allocation
      $500,000 for each          Portfolio
      Portfolio and Class B
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.
                                                                 Total Initial Investment $

  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City                   State                   Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to      City         State         Zip Code
      mail duplicate statements
      to the name and address
      provided at right.

  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.

  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund,
Inc. and agree to be bound by its terms.
  BY  SIGNING THIS APPLICATION,  I/WE HEREBY CERTIFY  UNDER PENALTIES OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND THAT  AS REQUIRED  BY  FEDERAL LAW  (PLEASE CHECK  APPLICABLE  BOXES
BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       /  / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS FORM
           IS/ARE THE  CORRECT SSN(S)  OR TIN(S)  AND (2)  I/WE ARE  NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT  FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT BEEN
           NOTIFIED BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT  I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US   THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO  BACKUP
           WITHHOLDING.
       / / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE,  I/WE
           HAVE  APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE SOCIAL
           SECURITY  ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND   I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE  OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH MY/OUR
           CORRECT SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A  PENALTY
           AND  A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT  U.S.
CITIZENS  OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY
THE INTERNAL REVENUE SERVICE.
THE INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO  ANY
PROVISION  OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED TO
AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                                     Date must sign)         Date

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   12
Investment Limitations............................   15
Management of the Fund............................   15
Purchase of Shares................................   18
Redemption of Shares..............................   22
Shareholder Services..............................   24
Valuation of Shares...............................   25
Performance Information...........................   26
Dividends and Capital Gains Distributions.........   26
Taxes.............................................   27
Portfolio Transactions............................   28
General Information...............................   29
Account Registration Form

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE

                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
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